UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-4108

                    Oppenheimer Main Street Small Cap Fund/VA
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: December 31

                  Date of reporting period: September 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

STATEMENT OF INVESTMENTS                          September 30, 2004 (Unaudited)
================================================================================

Oppenheimer Main Street Small Cap Fund/VA

                                                                              Shares              Value
-----------------------------------------------------------------------------------------------------------
COMMON STOCKS--97.2%
-----------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--16.0%
-----------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--1.0%
Aftermarket Technology Corp. 1                                                 2,600    $        32,708
-----------------------------------------------------------------------------------------------------------
American Axle & Manufacturing Holdings, Inc.                                     800             23,408
-----------------------------------------------------------------------------------------------------------
ArvinMeritor, Inc.                                                             9,600            180,000
-----------------------------------------------------------------------------------------------------------
Autoliv, Inc.                                                                  5,400            218,160
-----------------------------------------------------------------------------------------------------------
Bandag, Inc.                                                                     600             26,280
-----------------------------------------------------------------------------------------------------------
Cooper Tire & Rubber Co.                                                      18,100            365,077
-----------------------------------------------------------------------------------------------------------
Dana Corp.                                                                    10,400            183,976
-----------------------------------------------------------------------------------------------------------
Drew Industries, Inc. 1                                                        4,300            154,155
-----------------------------------------------------------------------------------------------------------
Dura Automotive Systems, Inc. 1                                                  900              6,381
-----------------------------------------------------------------------------------------------------------
Gentex Corp.                                                                     900             31,617
-----------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. 1                                                   2,000             21,480
-----------------------------------------------------------------------------------------------------------
Keystone Automotive Industries, Inc. 1                                         1,000             22,000
-----------------------------------------------------------------------------------------------------------
Lear Corp.                                                                       600             32,670
-----------------------------------------------------------------------------------------------------------
Modine Manufacturing Co.                                                       2,900             87,319
-----------------------------------------------------------------------------------------------------------
Shiloh Industries, Inc. 1                                                      2,600             36,140
-----------------------------------------------------------------------------------------------------------
Spartan Motors, Inc.                                                           2,400             33,696
-----------------------------------------------------------------------------------------------------------
Stoneridge, Inc. 1                                                             1,800             25,380
-----------------------------------------------------------------------------------------------------------
Superior Industries International, Inc.                                        1,200             35,940
-----------------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc. 1                                                     7,800            102,180
-----------------------------------------------------------------------------------------------------------
TRW Automotive Holdings Corp. 1                                                2,500             47,125
                                                                                        ------------------
                                                                                              1,665,692
-----------------------------------------------------------------------------------------------------------
AUTOMOBILES--0.3%
Monaco Coach Corp.                                                            12,600            272,790
-----------------------------------------------------------------------------------------------------------
Winnebago Industries, Inc.                                                     8,500            294,440
                                                                                        ------------------
                                                                                                567,230
-----------------------------------------------------------------------------------------------------------
DISTRIBUTORS--0.3%
Adesa, Inc. 1                                                                  1,500             24,645
-----------------------------------------------------------------------------------------------------------
Andersons, Inc. (The)                                                            600             12,510
-----------------------------------------------------------------------------------------------------------
Handleman Co.                                                                  7,900            161,634
-----------------------------------------------------------------------------------------------------------
WESCO International, Inc. 1                                                    8,700            210,975
                                                                                        ------------------
                                                                                                409,764
-----------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--3.1%
Ambassadors Group, Inc.                                                        3,500             94,500
-----------------------------------------------------------------------------------------------------------
Ameristar Casinos, Inc.                                                        7,400            223,850
-----------------------------------------------------------------------------------------------------------
Applebee's International, Inc.                                                 2,850             72,048
-----------------------------------------------------------------------------------------------------------
Argosy Gaming Co. 1                                                            2,100             82,320
-----------------------------------------------------------------------------------------------------------
Aztar Corp. 1                                                                  5,700            151,050
-----------------------------------------------------------------------------------------------------------
BJ's Restaurants, Inc. 1                                                         600              9,522
-----------------------------------------------------------------------------------------------------------
Boca Resorts, Inc., Cl. A 1                                                    6,000            111,420
-----------------------------------------------------------------------------------------------------------
Caesars Entertainment, Inc. 1                                                  5,200             86,840
-----------------------------------------------------------------------------------------------------------
California Pizza Kitchen, Inc. 1                                               3,700             80,845
-----------------------------------------------------------------------------------------------------------
CBRL Group, Inc.                                                               7,300            263,384
-----------------------------------------------------------------------------------------------------------
CEC Entertainment, Inc. 1                                                     10,050            369,338
-----------------------------------------------------------------------------------------------------------
Checkers Drive-In Restaurants, Inc. 1                                          2,300             27,025
-----------------------------------------------------------------------------------------------------------
Choice Hotels International, Inc.                                              7,600            437,684
-----------------------------------------------------------------------------------------------------------
Dave & Buster's, Inc. 1                                                        9,000            170,820
-----------------------------------------------------------------------------------------------------------
Dover Downs Gaming & Entertainment, Inc.                                       3,100             31,899
-----------------------------------------------------------------------------------------------------------
Frisch's Restaurants, Inc.                                                       300              7,500
-----------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc. 1                                                  9,700            187,889
-----------------------------------------------------------------------------------------------------------
Jack in the Box, Inc. 1                                                       16,000            507,680
-----------------------------------------------------------------------------------------------------------
La Quinta Corp. 1                                                             25,100            195,780
-----------------------------------------------------------------------------------------------------------
Landry's Restaurants, Inc.                                                     1,900             51,851
-----------------------------------------------------------------------------------------------------------
Lone Star Steakhouse & Saloon, Inc.                                            3,500             90,405
-----------------------------------------------------------------------------------------------------------
Navigant International, Inc. 1                                                 4,200             68,586
-----------------------------------------------------------------------------------------------------------
P.F. Chang's China Bistro, Inc. 1                                              4,000            193,960
-----------------------------------------------------------------------------------------------------------
Panera Bread Co., Cl. A 1                                                      3,700            138,898
-----------------------------------------------------------------------------------------------------------
Papa John's International, Inc. 1                                              4,100            125,788
-----------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc. 1                                                  12,100            488,840
-----------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc. 1                                                 3,600             49,680
-----------------------------------------------------------------------------------------------------------
Rare Hospitality International, Inc. 1                                         6,050            161,233
-----------------------------------------------------------------------------------------------------------
Ryan's Restaurant Group, Inc. 1                                                5,100             75,684
-----------------------------------------------------------------------------------------------------------
Scientific Games Corp., Cl. A 1                                                8,300            158,530
-----------------------------------------------------------------------------------------------------------
Sonic Corp. 1                                                                  3,850             98,676
-----------------------------------------------------------------------------------------------------------
Speedway Motorsports, Inc.                                                     4,000            133,320
-----------------------------------------------------------------------------------------------------------
Steak n Shake Co. (The) 1                                                      5,400             92,232
-----------------------------------------------------------------------------------------------------------
Vail Resorts, Inc. 1                                                             400              7,228
                                                                                        ------------------
                                                                                              5,046,305
-----------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--2.3%
American Greetings Corp., Cl. A 1                                             14,300            359,216
-----------------------------------------------------------------------------------------------------------
Bassett Furniture Industries, Inc.                                               800             15,104
-----------------------------------------------------------------------------------------------------------
Black & Decker Corp.                                                           2,800            216,832
-----------------------------------------------------------------------------------------------------------
Blount International, Inc. 1                                                   2,800             36,680
-----------------------------------------------------------------------------------------------------------
Brookfield Homes Corp.                                                         1,500             39,525
-----------------------------------------------------------------------------------------------------------
Chromcraft Revington, Inc. 1                                                     600              7,680
-----------------------------------------------------------------------------------------------------------
CSS Industries, Inc.                                                           3,400            105,196
-----------------------------------------------------------------------------------------------------------
Enesco Group, Inc. 1                                                           1,200              8,220
-----------------------------------------------------------------------------------------------------------
Ethan Allen Interiors, Inc.                                                    2,900            100,775
-----------------------------------------------------------------------------------------------------------
Furniture Brands International, Inc.                                           7,500            188,100
-----------------------------------------------------------------------------------------------------------
Jarden Corp. 1                                                                 2,200             80,278
-----------------------------------------------------------------------------------------------------------
Kimball International, Inc., Cl. B                                             3,200             44,416
-----------------------------------------------------------------------------------------------------------
La-Z-Boy, Inc.                                                                 3,600             54,648
-----------------------------------------------------------------------------------------------------------
Leggett & Platt, Inc.                                                          4,500            126,450
-----------------------------------------------------------------------------------------------------------
Lifetime Hoan Corp.                                                            1,000             14,850
-----------------------------------------------------------------------------------------------------------
M.D.C. Holdings, Inc.                                                          1,980            144,738
-----------------------------------------------------------------------------------------------------------
Maytag Corp.                                                                   2,100             38,577
-----------------------------------------------------------------------------------------------------------
Meritage Homes Corp. 1                                                         3,400            267,240
-----------------------------------------------------------------------------------------------------------
Mestek, Inc. 1                                                                   700             12,215
-----------------------------------------------------------------------------------------------------------
Movado Group, Inc.                                                               200              3,400
-----------------------------------------------------------------------------------------------------------
National Presto Industries, Inc.                                                 400             16,728
-----------------------------------------------------------------------------------------------------------
Ryland Group, Inc. (The)                                                         900             83,394
-----------------------------------------------------------------------------------------------------------
Snap-On, Inc.                                                                  2,000             55,120
-----------------------------------------------------------------------------------------------------------
Standard Pacific Corp.                                                         4,400            248,028
-----------------------------------------------------------------------------------------------------------
Stanley Furniture Co., Inc.                                                    3,200            140,800
-----------------------------------------------------------------------------------------------------------
Stanley Works (The)                                                            4,600            195,638
-----------------------------------------------------------------------------------------------------------
Technical Olympic USA, Inc.                                                    9,500            268,280
-----------------------------------------------------------------------------------------------------------
Tupperware Corp.                                                              16,400            278,472
-----------------------------------------------------------------------------------------------------------
Universal Electronics, Inc. 1                                                  3,600             60,408
-----------------------------------------------------------------------------------------------------------
Whirlpool Corp.                                                                1,800            108,162
-----------------------------------------------------------------------------------------------------------
Yankee Candle, Inc. (The) 1                                                   11,600            335,936
                                                                                        ------------------
                                                                                              3,655,106
-----------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.3%
1-800-FLOWERS.com, Inc. 1                                                      1,500             12,450
-----------------------------------------------------------------------------------------------------------
Coldwater Creek, Inc. 1                                                        7,750            161,743
-----------------------------------------------------------------------------------------------------------
Insight Enterprises, Inc. 1                                                    4,500             75,780
-----------------------------------------------------------------------------------------------------------
J. Jill Group, Inc. 1                                                          4,800             95,280
-----------------------------------------------------------------------------------------------------------
Priceline.com, Inc. 1                                                          7,800            172,926
                                                                                        ------------------
                                                                                                518,179
-----------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--1.1%
Action Performance Cos., Inc.                                                  3,800             38,494
-----------------------------------------------------------------------------------------------------------
Arctic Cat, Inc.                                                               1,600             41,520
-----------------------------------------------------------------------------------------------------------
Callaway Golf Co.                                                                500              5,285
-----------------------------------------------------------------------------------------------------------
Hasbro, Inc.                                                                   4,900             92,120
-----------------------------------------------------------------------------------------------------------
Leapfrog Enterprises, Inc. 1                                                   4,500             91,125
-----------------------------------------------------------------------------------------------------------
Marine Products Corp.                                                            600             10,800
-----------------------------------------------------------------------------------------------------------
MarineMax, Inc. 1                                                              5,000            112,600
-----------------------------------------------------------------------------------------------------------
Marvel Enterprises, Inc. 1                                                     3,800             55,328
-----------------------------------------------------------------------------------------------------------
Nautilus Group, Inc. (The)                                                    20,500            463,095
-----------------------------------------------------------------------------------------------------------
Oakley, Inc.                                                                   2,200             26,180
-----------------------------------------------------------------------------------------------------------
Polaris Industries, Inc.                                                       5,300            295,846
-----------------------------------------------------------------------------------------------------------
RC2 Corp. 1                                                                    7,600            250,040
-----------------------------------------------------------------------------------------------------------
SCP Pool Corp.                                                                 8,312            222,263
-----------------------------------------------------------------------------------------------------------
Steinway Musical Instruments, Inc. 1                                           4,200            114,240
                                                                                        ------------------
                                                                                              1,818,936
-----------------------------------------------------------------------------------------------------------
MEDIA--1.3%
Advo, Inc.                                                                     1,450             44,863
-----------------------------------------------------------------------------------------------------------
Arbitron, Inc. 1                                                                 700             25,627
-----------------------------------------------------------------------------------------------------------
Beasley Broadcast Group, Inc., Cl. A 1                                           100              1,570
-----------------------------------------------------------------------------------------------------------
Carmike Cinemas, Inc.                                                            300             10,563
-----------------------------------------------------------------------------------------------------------
Catalina Marketing Corp. 1                                                    12,900            297,732
-----------------------------------------------------------------------------------------------------------
Dow Jones & Co., Inc.                                                            100              4,061
-----------------------------------------------------------------------------------------------------------
Entravision Communications Corp. 1                                             2,100             15,981
-----------------------------------------------------------------------------------------------------------
Getty Images, Inc. 1                                                           1,300             71,890
-----------------------------------------------------------------------------------------------------------
Hearst-Argyle Television, Inc.                                                 2,200             53,790
-----------------------------------------------------------------------------------------------------------
Information Holdings, Inc. 1                                                   4,200            114,366
-----------------------------------------------------------------------------------------------------------
Journal Register Co. 1                                                           800             15,120
-----------------------------------------------------------------------------------------------------------
Lamar Advertising Co., Cl. A 1                                                   700             29,127
-----------------------------------------------------------------------------------------------------------
Lee Enterprises, Inc.                                                            400             18,536
-----------------------------------------------------------------------------------------------------------
Liberty Corp.                                                                    400             15,896
-----------------------------------------------------------------------------------------------------------
Lin TV Corp. 1                                                                 2,000             38,960
-----------------------------------------------------------------------------------------------------------
Media General, Inc., Cl. A                                                     1,200             67,140
-----------------------------------------------------------------------------------------------------------
Mediacom Communications Corp. 1                                                5,700             37,221
-----------------------------------------------------------------------------------------------------------
Meredith Corp.                                                                   700             35,966
-----------------------------------------------------------------------------------------------------------
Pulitzer, Inc.                                                                   400             19,760
-----------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp. 1                                                         6,300            310,968
-----------------------------------------------------------------------------------------------------------
Radio One, Inc., Cl. D 1                                                       1,400             19,922
-----------------------------------------------------------------------------------------------------------
Readers Digest Assn., Inc. (The), Cl. A, Non-Vtg.                             10,400            151,736
-----------------------------------------------------------------------------------------------------------
Salem Communications Corp., Cl. A 1                                            6,900            174,708
-----------------------------------------------------------------------------------------------------------
Scholastic Corp. 1                                                             4,500            139,005
-----------------------------------------------------------------------------------------------------------
Thomas Nelson, Inc.                                                            5,200            101,660
-----------------------------------------------------------------------------------------------------------
Westwood One, Inc. 1                                                           4,900             96,873
-----------------------------------------------------------------------------------------------------------
Wiley (John) & Sons, Inc., Cl. A                                                 700             22,365
-----------------------------------------------------------------------------------------------------------
World Wrestling Federation Entertainment, Inc.                                12,900            157,638
                                                                                        ------------------
                                                                                              2,093,044
-----------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.4%
Bon-Ton Stores, Inc.                                                             200              2,438
-----------------------------------------------------------------------------------------------------------
Dillard's, Inc., Cl. A                                                        13,500            266,490
-----------------------------------------------------------------------------------------------------------
Stage Stores, Inc. 1                                                           4,900            167,678
-----------------------------------------------------------------------------------------------------------
Stein Mart, Inc. 1                                                            18,000            273,960
                                                                                        ------------------
                                                                                                710,566
-----------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--4.8%
Aaron Rents, Inc.                                                              8,700            189,312
-----------------------------------------------------------------------------------------------------------
Abercrombie & Fitch Co., Cl. A                                                 5,200            163,800
-----------------------------------------------------------------------------------------------------------
Aeropostale, Inc. 1                                                           11,650            305,230
-----------------------------------------------------------------------------------------------------------
American Eagle Outfitters, Inc.                                                7,800            287,430
-----------------------------------------------------------------------------------------------------------
AnnTaylor Stores Corp. 1                                                       3,750             87,750
-----------------------------------------------------------------------------------------------------------
Barnes & Noble, Inc. 1                                                         4,200            155,400
-----------------------------------------------------------------------------------------------------------
bebe stores, inc.                                                             13,550            286,176
-----------------------------------------------------------------------------------------------------------
Big 5 Sporting Goods Corp. 1                                                   6,200            141,360
-----------------------------------------------------------------------------------------------------------
Blair Corp.                                                                    1,600             45,088
-----------------------------------------------------------------------------------------------------------
Borders Group, Inc.                                                            9,100            225,680
-----------------------------------------------------------------------------------------------------------
Brookstone, Inc. 1                                                             8,775            165,760
-----------------------------------------------------------------------------------------------------------
Buckle, Inc. (The)                                                             2,400             65,928
-----------------------------------------------------------------------------------------------------------
Building Materials Holding Corp.                                               6,800            187,136
-----------------------------------------------------------------------------------------------------------
Burlington Coat Factory Warehouse Corp.                                          800             16,984
-----------------------------------------------------------------------------------------------------------
Cato Corp., Cl. A                                                              1,200             26,700
-----------------------------------------------------------------------------------------------------------
Charlotte Russe Holding, Inc. 1                                                  100              1,148
-----------------------------------------------------------------------------------------------------------
Charming Shoppes, Inc. 1                                                      49,100            349,592
-----------------------------------------------------------------------------------------------------------
Children's Place Retail Stores, Inc. 1                                         5,400            129,114
-----------------------------------------------------------------------------------------------------------
Christopher & Banks Corp.                                                      2,400             38,424
-----------------------------------------------------------------------------------------------------------
Circuit City Stores, Inc./Circuit City Group                                  13,300            204,022
-----------------------------------------------------------------------------------------------------------
Claire's Stores, Inc.                                                         11,200            280,448
-----------------------------------------------------------------------------------------------------------
Cost Plus, Inc. 1                                                              1,000             35,380
-----------------------------------------------------------------------------------------------------------
CSK Auto Corp. 1                                                                 200              2,664
-----------------------------------------------------------------------------------------------------------
Deb Shops, Inc.                                                                  200              4,880
-----------------------------------------------------------------------------------------------------------
Dress Barn, Inc. (The) 1                                                      10,200            177,990
-----------------------------------------------------------------------------------------------------------
Electronics Boutique Holdings Corp. 1                                          7,500            255,750
-----------------------------------------------------------------------------------------------------------
Finish Line, Inc. (The), Cl. A                                                 1,700             52,564
-----------------------------------------------------------------------------------------------------------
Finlay Enterprises, Inc. 1                                                     1,300             25,285
-----------------------------------------------------------------------------------------------------------
Foot Locker, Inc.                                                              1,600             37,920
-----------------------------------------------------------------------------------------------------------
GameStop Corp. 1                                                               4,500             83,295
-----------------------------------------------------------------------------------------------------------
Goody's Family Clothing, Inc.                                                 10,300             86,726
-----------------------------------------------------------------------------------------------------------
Guess?, Inc. 1                                                                15,600            277,836
-----------------------------------------------------------------------------------------------------------
Guitar Center, Inc. 1                                                          3,000            129,900
-----------------------------------------------------------------------------------------------------------
Haverty Furniture Cos., Inc.                                                   3,200             56,128
-----------------------------------------------------------------------------------------------------------
Hibbett Sporting Goods, Inc. 1                                                 6,925            141,893
-----------------------------------------------------------------------------------------------------------
Hollywood Entertainment Corp. 1                                                3,300             32,571
-----------------------------------------------------------------------------------------------------------
Hot Topic, Inc. 1                                                              7,100            120,984
-----------------------------------------------------------------------------------------------------------
Jo-Ann Stores, Inc. 1                                                          4,200            117,768
-----------------------------------------------------------------------------------------------------------
Jos. A. Banks Clothiers, Inc. 1                                                  825             22,836
-----------------------------------------------------------------------------------------------------------
Linens 'N Things, Inc. 1                                                       2,500             57,925
-----------------------------------------------------------------------------------------------------------
Loehmann's Holdings, Inc. 1                                                    2,000             45,860
-----------------------------------------------------------------------------------------------------------
Men's Wearhouse, Inc. (The) 1                                                  5,700            165,585
-----------------------------------------------------------------------------------------------------------
Michaels Stores, Inc.                                                          3,200            189,472
-----------------------------------------------------------------------------------------------------------
Movie Gallery, Inc.                                                            2,400             42,072
-----------------------------------------------------------------------------------------------------------
Office Depot, Inc. 1                                                           5,300             79,659
-----------------------------------------------------------------------------------------------------------
Pacific Sunwear of California, Inc. 1                                         20,475            430,999
-----------------------------------------------------------------------------------------------------------
PetsMart, Inc.                                                                 3,600            102,204
-----------------------------------------------------------------------------------------------------------
Pier 1 Imports, Inc.                                                          10,200            184,416
-----------------------------------------------------------------------------------------------------------
Regis Corp.                                                                    1,100             44,242
-----------------------------------------------------------------------------------------------------------
Sports Authority, Inc. (The) 1                                                 2,700             62,640
-----------------------------------------------------------------------------------------------------------
Steiner Leisure Ltd. 1                                                         1,400             30,940
-----------------------------------------------------------------------------------------------------------
Talbots, Inc. (The)                                                            7,600            188,404
-----------------------------------------------------------------------------------------------------------
Too, Inc. 1                                                                    4,400             79,508
-----------------------------------------------------------------------------------------------------------
Toys R Us, Inc.                                                                8,600            152,564
-----------------------------------------------------------------------------------------------------------
Tractor Supply Co. 1                                                           2,000             62,880
-----------------------------------------------------------------------------------------------------------
Trans World Entertainment Corp. 1                                              8,200             80,114
-----------------------------------------------------------------------------------------------------------
Tuesday Morning Corp. 1                                                        2,200             68,024
-----------------------------------------------------------------------------------------------------------
United Auto Group, Inc.                                                        9,700            243,373
-----------------------------------------------------------------------------------------------------------
Urban Outfitters, Inc. 1                                                       1,200             41,280
-----------------------------------------------------------------------------------------------------------
Zale Corp. 1                                                                  16,000            449,600
                                                                                        ------------------
                                                                                              7,816,613
-----------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.1%
Brown Shoe Co., Inc.                                                           1,700             42,602
-----------------------------------------------------------------------------------------------------------
Cherokee, Inc.                                                                   800             19,088
-----------------------------------------------------------------------------------------------------------
Deckers Outdoor Corp. 1                                                        2,600             88,400
-----------------------------------------------------------------------------------------------------------
DHB Industries, Inc. 1                                                           900             12,780
-----------------------------------------------------------------------------------------------------------
Hartmarx Corp. 1                                                              12,400             92,008
-----------------------------------------------------------------------------------------------------------
Jones Apparel Group, Inc.                                                      5,400            193,320
-----------------------------------------------------------------------------------------------------------
K-Swiss, Inc., Cl. A                                                           2,200             42,350
-----------------------------------------------------------------------------------------------------------
Kellwood Co.                                                                   9,300            338,985
-----------------------------------------------------------------------------------------------------------
Kenneth Cole Productions, Inc., Cl. A                                          1,900             53,466
-----------------------------------------------------------------------------------------------------------
Skechers U.S.A., Inc., Cl. A1                                                  6,900            100,188
-----------------------------------------------------------------------------------------------------------
Stride Rite Corp.                                                              1,100             11,275
-----------------------------------------------------------------------------------------------------------
Timberland Co., Cl. A 1                                                        3,300            187,440
-----------------------------------------------------------------------------------------------------------
UniFirst Corp.                                                                   900             25,740
-----------------------------------------------------------------------------------------------------------
Warnaco Group, Inc. (The) 1                                                   14,000            311,220
-----------------------------------------------------------------------------------------------------------
Wolverine World Wide, Inc.                                                    12,400            312,480
                                                                                        ------------------
                                                                                              1,831,342
-----------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--2.7%
-----------------------------------------------------------------------------------------------------------
BEVERAGES--0.2%
Boston Beer Co., Inc., Cl. A 1                                                 4,500            113,400
-----------------------------------------------------------------------------------------------------------
National Beverage Corp.                                                        1,100              8,888
-----------------------------------------------------------------------------------------------------------
PepsiAmericas, Inc.                                                            6,900            131,790
                                                                                        ------------------
                                                                                                254,078
-----------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.9%
7-Eleven, Inc. 1                                                              13,900            277,722
-----------------------------------------------------------------------------------------------------------
Arden Group, Inc., Cl. A                                                         700             59,500
-----------------------------------------------------------------------------------------------------------
BJ's Wholesale Club, Inc. 1                                                    3,700            101,158
-----------------------------------------------------------------------------------------------------------
Casey's General Stores, Inc.                                                   1,400             26,026
-----------------------------------------------------------------------------------------------------------
Ingles Markets, Inc., Cl. A                                                      100              1,206
-----------------------------------------------------------------------------------------------------------
Longs Drug Stores, Inc.                                                        9,300            225,060
-----------------------------------------------------------------------------------------------------------
Nash Finch Co.                                                                 3,600            113,220
-----------------------------------------------------------------------------------------------------------
Rite Aid Corp. 1                                                              33,200            116,864
-----------------------------------------------------------------------------------------------------------
Ruddick Corp.                                                                 12,500            245,500
-----------------------------------------------------------------------------------------------------------
Smart & Final, Inc. 1                                                          2,200             36,872
-----------------------------------------------------------------------------------------------------------
SUPERVALU, Inc.                                                                7,900            217,645
-----------------------------------------------------------------------------------------------------------
Weis Markets, Inc.                                                             3,200            108,416
                                                                                        ------------------
                                                                                              1,529,189
-----------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.9%
Alico, Inc.                                                                      100              4,260
-----------------------------------------------------------------------------------------------------------
Cal-Maine Foods, Inc.                                                          1,100             12,067
-----------------------------------------------------------------------------------------------------------
Corn Products International, Inc.                                              7,900            364,190
-----------------------------------------------------------------------------------------------------------
Del Monte Foods Co. 1                                                         20,500            215,045
-----------------------------------------------------------------------------------------------------------
Flowers Foods, Inc.                                                           14,800            382,580
-----------------------------------------------------------------------------------------------------------
J&J Snack Foods Corp. 1                                                        1,500             64,320
-----------------------------------------------------------------------------------------------------------
Lance, Inc.                                                                    5,500             88,825
-----------------------------------------------------------------------------------------------------------
M&F Worldwide Corp. 1                                                          4,000             52,040
-----------------------------------------------------------------------------------------------------------
Omega Protein Corp. 1                                                          4,700             36,190
-----------------------------------------------------------------------------------------------------------
Peet's Coffee & Tea, Inc. 1                                                      500             11,695
-----------------------------------------------------------------------------------------------------------
Sanderson Farms, Inc.                                                          6,050            202,373
-----------------------------------------------------------------------------------------------------------
Smithfield Foods, Inc. 1                                                       1,300             32,500
                                                                                        ------------------
                                                                                              1,466,085

-----------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.5%
Chattem, Inc. 1                                                                8,500            274,125
-----------------------------------------------------------------------------------------------------------
Energizer Holdings, Inc. 1                                                       700             32,270
-----------------------------------------------------------------------------------------------------------
Nu Skin Asia Pacific, Inc., Cl. A                                             15,100            355,001
-----------------------------------------------------------------------------------------------------------
Rayovac Corp. 1                                                                6,600            173,910
                                                                                        ------------------
                                                                                                835,306
-----------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.2%
Del Laboratories, Inc.                                                         2,638             87,054
-----------------------------------------------------------------------------------------------------------
Inter Parfums, Inc.                                                            3,300             45,045
-----------------------------------------------------------------------------------------------------------
Mannatech, Inc.                                                                2,800             39,256
-----------------------------------------------------------------------------------------------------------
Nature's Sunshine Products, Inc.                                               4,600             69,782
                                                                                        ------------------
                                                                                                241,137
-----------------------------------------------------------------------------------------------------------
ENERGY--8.8%
-----------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--2.4%
Cal Dive International, Inc. 1                                                15,000            534,300
-----------------------------------------------------------------------------------------------------------
Carbo Ceramics, Inc.                                                           2,200            158,708
-----------------------------------------------------------------------------------------------------------
CHC Helicopter Corp., Cl. A                                                      700             27,192
-----------------------------------------------------------------------------------------------------------
Diamond Offshore Drilling, Inc.                                                4,600            151,754
-----------------------------------------------------------------------------------------------------------
Ensign Resource Service Group, Inc.                                           14,000            256,937
-----------------------------------------------------------------------------------------------------------
Grant Prideco, Inc. 1                                                         13,400            274,566
-----------------------------------------------------------------------------------------------------------
Gulf Island Fabrication, Inc.                                                  3,600             80,280
-----------------------------------------------------------------------------------------------------------
Hydril Co. 1                                                                   4,700            201,865
-----------------------------------------------------------------------------------------------------------
Key Energy Services, Inc. 1                                                    9,100            100,555
-----------------------------------------------------------------------------------------------------------
Lone Star Technologies, Inc. 1                                                 4,400            166,320
-----------------------------------------------------------------------------------------------------------
Maverick Tube Corp. 1                                                          8,100            249,561
-----------------------------------------------------------------------------------------------------------
NS Group, Inc. 1                                                               5,100             94,350
-----------------------------------------------------------------------------------------------------------
Oceaneering International, Inc. 1                                              3,500            128,940
-----------------------------------------------------------------------------------------------------------
Offshore Logistics, Inc. 1                                                     1,600             55,072
-----------------------------------------------------------------------------------------------------------
Oil States International, Inc. 1                                              22,300            417,010
-----------------------------------------------------------------------------------------------------------
Precision Drilling Corp. 1                                                     1,500             86,368
-----------------------------------------------------------------------------------------------------------
RPC, Inc.                                                                      2,400             42,912
-----------------------------------------------------------------------------------------------------------
Superior Energy Services, Inc. 1                                               1,800             23,256
-----------------------------------------------------------------------------------------------------------
Tetra Technologies, Inc. 1                                                     1,300             40,365
-----------------------------------------------------------------------------------------------------------
Todco, Cl. A1                                                                  3,300             57,255
-----------------------------------------------------------------------------------------------------------
Total Energy Services Ltd. 1                                                  16,300             75,207
-----------------------------------------------------------------------------------------------------------
Trican Well Service Ltd. 1                                                     4,100            156,017
-----------------------------------------------------------------------------------------------------------
Unit Corp. 1                                                                     100              3,508
-----------------------------------------------------------------------------------------------------------
Universal Compression Holdings, Inc. 1                                         4,800            163,536
-----------------------------------------------------------------------------------------------------------
Veritas DGC, Inc. 1                                                           14,300            325,754
                                                                                        ------------------
                                                                                              3,871,588
-----------------------------------------------------------------------------------------------------------
OIL & GAS--6.4%
Ashland, Inc.                                                                  2,700            151,416
-----------------------------------------------------------------------------------------------------------
Atlas Energy Ltd. 1                                                           37,300             95,808
-----------------------------------------------------------------------------------------------------------
Berry Petroleum Co., Cl. A                                                     4,600            168,958
-----------------------------------------------------------------------------------------------------------
Blizzard Energy, Inc. 1                                                       86,400            147,265
-----------------------------------------------------------------------------------------------------------
Cabot Oil & Gas Corp., Cl. A                                                   7,600            341,240
-----------------------------------------------------------------------------------------------------------
Callon Petroleum Co. 1                                                         7,500             95,100
-----------------------------------------------------------------------------------------------------------
Canadian Superior Energy, Inc. 1                                              40,100             74,389
-----------------------------------------------------------------------------------------------------------
Cimarex Energy Co. 1                                                          15,490            541,221
-----------------------------------------------------------------------------------------------------------
Clear Energy, Inc. 1                                                           9,133             30,410
-----------------------------------------------------------------------------------------------------------
Compton Petroleum Corp. 1                                                      6,800             48,841
-----------------------------------------------------------------------------------------------------------
Crew Energy, Inc. 1                                                            5,666             30,320
-----------------------------------------------------------------------------------------------------------
Cyries Energy, Inc. 1                                                          1,940             10,458
-----------------------------------------------------------------------------------------------------------
Denbury Resources, Inc. 1                                                      5,500            139,700
-----------------------------------------------------------------------------------------------------------
Duvernay Oil Corp. 1                                                           4,500             52,798
-----------------------------------------------------------------------------------------------------------
Edge Petroleum Corp. 1                                                         2,300             36,731
-----------------------------------------------------------------------------------------------------------
Encore Acquisition Co. 1                                                       6,300            217,350
-----------------------------------------------------------------------------------------------------------
Energy Partners Ltd. 1                                                        13,400            218,152
-----------------------------------------------------------------------------------------------------------
Esprit Exploration Ltd. 1,2                                                   10,600             33,109
-----------------------------------------------------------------------------------------------------------
Forest Oil Corp. 1                                                             7,000            210,840
-----------------------------------------------------------------------------------------------------------
Frontier Oil Corp.                                                            16,400            387,204
-----------------------------------------------------------------------------------------------------------
General Maritime Corp. 1                                                       9,400            327,402
-----------------------------------------------------------------------------------------------------------
Giant Industries, Inc. 1                                                       1,300             31,590
-----------------------------------------------------------------------------------------------------------
Harvest Natural Resources, Inc. 1                                             11,100            184,260
-----------------------------------------------------------------------------------------------------------
Holly Corp.                                                                   12,900            328,950
-----------------------------------------------------------------------------------------------------------
Houston Exploration Co. 1                                                      6,300            373,905
-----------------------------------------------------------------------------------------------------------
Ketch Resources Ltd. 1                                                         4,900             52,442
-----------------------------------------------------------------------------------------------------------
Magnum Hunter Resources, Inc. 1                                               36,400            420,056
-----------------------------------------------------------------------------------------------------------
Maritrans, Inc.                                                                2,300             35,512
-----------------------------------------------------------------------------------------------------------
Meridian Resource Corp. (The) 1                                               11,400            100,662
-----------------------------------------------------------------------------------------------------------
Midnight Oil & Gas Ltd. 1                                                     32,900            265,255
-----------------------------------------------------------------------------------------------------------
Noble Energy, Inc.                                                             2,000            116,480
-----------------------------------------------------------------------------------------------------------
OMI Corp.                                                                     30,300            485,406
-----------------------------------------------------------------------------------------------------------
OPTI Canada, Inc. 1                                                            3,500             52,719
-----------------------------------------------------------------------------------------------------------
Overseas Shipholding Group, Inc.                                               5,300            263,092
-----------------------------------------------------------------------------------------------------------
Paramount Resources Ltd. 1                                                    18,800            346,520
-----------------------------------------------------------------------------------------------------------
Penn Virginia Corp.                                                            6,600            261,294
-----------------------------------------------------------------------------------------------------------
Petroleum Development Corp. 1                                                  3,000            131,460
-----------------------------------------------------------------------------------------------------------
Pioneer Natural Resources Co.                                                  4,200            144,816
-----------------------------------------------------------------------------------------------------------
Plains Exploration & Production Co. 1                                         16,342            389,920
-----------------------------------------------------------------------------------------------------------
ProEx Energy Ltd. 1                                                            1,940             10,304
-----------------------------------------------------------------------------------------------------------
Range Resources Corp.                                                         18,600            325,314
-----------------------------------------------------------------------------------------------------------
Real Resources, Inc. 1                                                        11,900             89,151
-----------------------------------------------------------------------------------------------------------
Remington Oil & Gas Corp. 1                                                   10,700            280,875
-----------------------------------------------------------------------------------------------------------
Resource America, Inc., Cl. A                                                  2,700             63,693
-----------------------------------------------------------------------------------------------------------
Southwestern Energy Co. 1                                                      1,700             71,383
-----------------------------------------------------------------------------------------------------------
St. Mary Land & Exploration Co.                                                4,000            159,240
-----------------------------------------------------------------------------------------------------------
StarPoint Energy Ltd. 1                                                       49,800            195,426
-----------------------------------------------------------------------------------------------------------
Stelmar Shipping Ltd.                                                          3,600            136,116
-----------------------------------------------------------------------------------------------------------
Sunoco, Inc.                                                                   3,400            251,532
-----------------------------------------------------------------------------------------------------------
Swift Energy Co. 1                                                            10,000            239,600
-----------------------------------------------------------------------------------------------------------
Teekay Shipping Corp.                                                            300             12,927
-----------------------------------------------------------------------------------------------------------
Tesoro Petroleum Corp. 1                                                      15,500            457,715
-----------------------------------------------------------------------------------------------------------
Thunder Energy, Inc. 1                                                        18,666            105,065
-----------------------------------------------------------------------------------------------------------
Tusk Energy, Inc. 1                                                           28,000            112,098
-----------------------------------------------------------------------------------------------------------
Vintage Petroleum, Inc.                                                       19,100            383,337
-----------------------------------------------------------------------------------------------------------
World Fuel Services Corp.                                                      4,600            164,680
                                                                                        ------------------
                                                                                             10,401,507
-----------------------------------------------------------------------------------------------------------
FINANCIALS--15.2%
-----------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0. 1%
Harris & Harris Group, Inc. 1                                                    600              6,204
-----------------------------------------------------------------------------------------------------------
National Financial Partners Corp.                                              3,700            132,386
-----------------------------------------------------------------------------------------------------------
Stifel Financial Corp. 1                                                         166              3,254
                                                                                        ------------------
                                                                                                141,844
-----------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--5.3%
1st Source Corp.                                                                 100              2,564
-----------------------------------------------------------------------------------------------------------
Alliance Financial Corp.                                                         600             17,454
-----------------------------------------------------------------------------------------------------------
AmericanWest Bancorporation                                                    2,610             49,225
-----------------------------------------------------------------------------------------------------------
Anchor BanCorp Wisconsin, Inc.                                                 4,000            103,600
-----------------------------------------------------------------------------------------------------------
Arrow Financial Corp.                                                            261              7,835
-----------------------------------------------------------------------------------------------------------
Associated Banc-Corp.                                                          4,800            153,936
-----------------------------------------------------------------------------------------------------------
Astoria Financial Corp.                                                        1,300             46,137
-----------------------------------------------------------------------------------------------------------
Bank of Hawaii Corp.                                                           1,400             66,150
-----------------------------------------------------------------------------------------------------------
BankAtlantic Bancorp, Inc.                                                     4,900             89,768
-----------------------------------------------------------------------------------------------------------
Banner Corp.                                                                     800             23,520
-----------------------------------------------------------------------------------------------------------
BB&T Corp.                                                                        32              1,270
-----------------------------------------------------------------------------------------------------------
Berkshire Hills Bancorp, Inc.                                                  1,600             59,120
-----------------------------------------------------------------------------------------------------------
Camco Financial Corp.                                                            600              8,928
-----------------------------------------------------------------------------------------------------------
Camden National Corp.                                                            300             10,353
-----------------------------------------------------------------------------------------------------------
Capital City Bank Group, Inc.                                                    425             16,452
-----------------------------------------------------------------------------------------------------------
Capital Corp. of the West                                                        200              8,600
-----------------------------------------------------------------------------------------------------------
Capital Crossing Bank 1                                                        1,900             48,336
-----------------------------------------------------------------------------------------------------------
Center Financial Corp.                                                         2,100             39,942
-----------------------------------------------------------------------------------------------------------
Chemical Financial Corp.                                                         405             14,791
-----------------------------------------------------------------------------------------------------------
Citizens First Bancorp, Inc.                                                   2,700             67,743
-----------------------------------------------------------------------------------------------------------
City Holding Co.                                                               6,700            220,363
-----------------------------------------------------------------------------------------------------------
City National Corp.                                                            1,100             71,445
-----------------------------------------------------------------------------------------------------------
Colonial BancGroup, Inc. (The)                                                13,500            276,075
-----------------------------------------------------------------------------------------------------------
Columbia Banking System, Inc.                                                  6,090            144,881
-----------------------------------------------------------------------------------------------------------
Community Bank System, Inc.                                                    8,500            213,605
-----------------------------------------------------------------------------------------------------------
Community First Bankshares, Inc.                                               5,700            182,742
-----------------------------------------------------------------------------------------------------------
Community Trust Bancorp, Inc.                                                    750             23,310
-----------------------------------------------------------------------------------------------------------
Corus Bankshares, Inc.                                                         1,500             64,695
-----------------------------------------------------------------------------------------------------------
CVB Financial Corp.                                                              910             20,220
-----------------------------------------------------------------------------------------------------------
Dime Community Bancshares, Inc.                                                4,812             80,842
-----------------------------------------------------------------------------------------------------------
Downey Financial Corp.                                                         1,600             87,936
-----------------------------------------------------------------------------------------------------------
East West Bancorp, Inc.                                                        7,600            255,284
-----------------------------------------------------------------------------------------------------------
Fidelity Bankshares, Inc.                                                      3,316            123,322
-----------------------------------------------------------------------------------------------------------
First BanCorp                                                                  3,750            181,125
-----------------------------------------------------------------------------------------------------------
First Citizens BancShares, Inc., Cl. A                                           800             94,400
-----------------------------------------------------------------------------------------------------------
First Commonwealth Financial Corp.                                             7,200             97,992
-----------------------------------------------------------------------------------------------------------
First Defiance Financial Corp.                                                 1,000             26,010
-----------------------------------------------------------------------------------------------------------
First Federal Capital Corp.                                                    2,600             78,624
-----------------------------------------------------------------------------------------------------------
First Financial Corp.                                                            600             18,852
-----------------------------------------------------------------------------------------------------------
First Financial Holdings, Inc.                                                 2,300             71,898
-----------------------------------------------------------------------------------------------------------
First M&F Corp.                                                                  200              6,670
-----------------------------------------------------------------------------------------------------------
First Merchants Corp.                                                            915             22,556
-----------------------------------------------------------------------------------------------------------
First Midwest Bancorp, Inc.                                                      700             24,192
-----------------------------------------------------------------------------------------------------------
First National Bankshares of Florida, Inc.                                     1,957             48,044
-----------------------------------------------------------------------------------------------------------
First Oak Brook Bancshares, Inc.                                                 100              3,084
-----------------------------------------------------------------------------------------------------------
First Place Financial Corp.                                                    4,600             92,000
-----------------------------------------------------------------------------------------------------------
First Republic Bank                                                            7,700            354,200
-----------------------------------------------------------------------------------------------------------
FirstFed Financial Corp. 1                                                       700             34,216
-----------------------------------------------------------------------------------------------------------
Flushing Financial Corp.                                                       1,775             33,743
-----------------------------------------------------------------------------------------------------------
Foothill Independent Bancorp                                                     218              4,831
-----------------------------------------------------------------------------------------------------------
Frontier Financial Corp.                                                         300             10,590
-----------------------------------------------------------------------------------------------------------
Glacier Bancorp, Inc.                                                          2,175             63,423
-----------------------------------------------------------------------------------------------------------
Greater Bay Bancorp                                                            3,700            106,375
-----------------------------------------------------------------------------------------------------------
Hancock Holding Co.                                                            1,200             38,148
-----------------------------------------------------------------------------------------------------------
Hanmi Financial Corp.                                                          1,162             35,092
-----------------------------------------------------------------------------------------------------------
Harbor Florida Bancshares, Inc.                                                4,100            127,510
-----------------------------------------------------------------------------------------------------------
Hibernia Corp., Cl. A                                                          5,600            147,896
-----------------------------------------------------------------------------------------------------------
Home Federal Bancorp                                                           1,100             28,160
-----------------------------------------------------------------------------------------------------------
Horizon Financial Corp.                                                          100              1,921
-----------------------------------------------------------------------------------------------------------
Hudson River Bancorp, Inc.                                                     2,000             37,960
-----------------------------------------------------------------------------------------------------------
Hudson United Bancorp                                                            600             22,110
-----------------------------------------------------------------------------------------------------------
Independence Community Bank Corp.                                              4,600            179,630
-----------------------------------------------------------------------------------------------------------
Independent Bank Corp., Michigan                                               4,143            111,861
-----------------------------------------------------------------------------------------------------------
Indymac Mortgage Holdings, Inc.                                                5,700            206,340
-----------------------------------------------------------------------------------------------------------
International Bancshares Corp.                                                 1,042             38,294
-----------------------------------------------------------------------------------------------------------
Irwin Financial Corp.                                                            600             15,492
-----------------------------------------------------------------------------------------------------------
Macatawa Bank Corp.                                                              555             15,568
-----------------------------------------------------------------------------------------------------------
MAF Bancorp, Inc.                                                              4,964            214,097
-----------------------------------------------------------------------------------------------------------
MainSource Financial Group, Inc.                                                 365              7,483
-----------------------------------------------------------------------------------------------------------
NASB Financial, Inc.                                                           1,100             43,362
-----------------------------------------------------------------------------------------------------------
National Bankshares, Inc.                                                        600             26,220
-----------------------------------------------------------------------------------------------------------
NBT Bancorp, Inc.                                                              2,700             63,261
-----------------------------------------------------------------------------------------------------------
Oak Hill Financial, Inc.                                                         400             13,912
-----------------------------------------------------------------------------------------------------------
Old Second Bancorp, Inc.                                                         516             14,433
-----------------------------------------------------------------------------------------------------------
Oriental Financial Group, Inc.                                                 2,743             74,226
-----------------------------------------------------------------------------------------------------------
Pacific Capital Bancorp                                                       16,610            491,324
-----------------------------------------------------------------------------------------------------------
Parkvale Financial Corp.                                                         200              5,400
-----------------------------------------------------------------------------------------------------------
PennRock Financial Services Corp.                                                920             25,539
-----------------------------------------------------------------------------------------------------------
PFF Bancorp, Inc.                                                              4,740            181,400
-----------------------------------------------------------------------------------------------------------
Provident Bankshares Corp.                                                       951             31,906
-----------------------------------------------------------------------------------------------------------
Provident Financial Holdings, Inc.                                               700             20,300
-----------------------------------------------------------------------------------------------------------
Provident Financial Services, Inc.                                               476              8,211
-----------------------------------------------------------------------------------------------------------
R&G Financial Corp., Cl. B                                                    11,200            432,880
-----------------------------------------------------------------------------------------------------------
Republic Bancorp, Inc.                                                         3,734             57,505
-----------------------------------------------------------------------------------------------------------
Republic Bancorp, Inc., Cl. A                                                  3,160             73,312
-----------------------------------------------------------------------------------------------------------
Santander BanCorp                                                                820             20,500
-----------------------------------------------------------------------------------------------------------
Seacoast Banking Corp. of Florida                                              2,930             62,585
-----------------------------------------------------------------------------------------------------------
Silicon Valley Bancshares 1                                                    8,500            315,945
-----------------------------------------------------------------------------------------------------------
Sound Federal Bancorp, Inc.                                                      400              5,848
-----------------------------------------------------------------------------------------------------------
Southside Bancshares, Inc.                                                       315              6,413
-----------------------------------------------------------------------------------------------------------
Southwest Bancorp, Inc.                                                        3,100             68,355
-----------------------------------------------------------------------------------------------------------
State Bancorp, Inc.                                                            1,062             24,054
-----------------------------------------------------------------------------------------------------------
State Financial Services Corp.                                                 3,300             90,552
-----------------------------------------------------------------------------------------------------------
Sterling Bancorp                                                               3,200             86,560
-----------------------------------------------------------------------------------------------------------
Sterling Financial Corp., Western US                                          10,317            363,571
-----------------------------------------------------------------------------------------------------------
Sun Bancorp, Inc.                                                              1,296             28,421
-----------------------------------------------------------------------------------------------------------
TierOne Corp.                                                                  3,000             69,180
-----------------------------------------------------------------------------------------------------------
Union Bankshares Corp.                                                           900             28,044
-----------------------------------------------------------------------------------------------------------
United Community Financial Corp.                                               1,300             14,781
-----------------------------------------------------------------------------------------------------------
Univest Corp. of Pennsylvania                                                    400             16,300
-----------------------------------------------------------------------------------------------------------
W. Holding Co., Inc.                                                           1,966             37,354
-----------------------------------------------------------------------------------------------------------
Waypoint Financial Corp.                                                       4,510            124,341
-----------------------------------------------------------------------------------------------------------
Webster Financial Corp.                                                        3,534            174,544
-----------------------------------------------------------------------------------------------------------
WesBanco, Inc.                                                                   900             26,172
-----------------------------------------------------------------------------------------------------------
Westcorp                                                                       2,200             93,544
-----------------------------------------------------------------------------------------------------------
Whitney Holding Corp.                                                            100              4,200
-----------------------------------------------------------------------------------------------------------
WSFS Financial Corp.                                                           2,700            135,000
                                                                                        ------------------
                                                                                              8,560,286
-----------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.1%
ASTA Funding, Inc.                                                             2,500             40,475
-----------------------------------------------------------------------------------------------------------
Education Lending Group, Inc. 1                                                1,700             25,126
-----------------------------------------------------------------------------------------------------------
MoneyGram International, Inc. 1                                                8,300            141,764
                                                                                        ------------------
                                                                                                207,365
-----------------------------------------------------------------------------------------------------------
Diversified Financial Services--3.9%
Advanta Corp., Cl. B                                                           1,200             29,028
-----------------------------------------------------------------------------------------------------------
Affiliated Managers Group, Inc. 1                                              6,100            326,594
-----------------------------------------------------------------------------------------------------------
American Capital Strategies Ltd.                                               3,400            106,556
-----------------------------------------------------------------------------------------------------------
AmeriCredit Corp. 1                                                              800             16,704
-----------------------------------------------------------------------------------------------------------
Cash America International, Inc.                                               2,900             70,934
-----------------------------------------------------------------------------------------------------------
Collegiate Funding Services, Inc. 1                                            4,900             61,544
-----------------------------------------------------------------------------------------------------------
CompuCredit Corp. 1                                                           10,400            193,648
-----------------------------------------------------------------------------------------------------------
E*TRADE Financial Corp. 1                                                      9,400            107,348
-----------------------------------------------------------------------------------------------------------
Federated Investors, Inc., Cl. B                                                 800             22,752
-----------------------------------------------------------------------------------------------------------
First Albany Cos., Inc.                                                        1,300             11,882
-----------------------------------------------------------------------------------------------------------
Gabelli Asset Management, Inc.                                                 3,600            154,260
-----------------------------------------------------------------------------------------------------------
iShares Russell 2000 Index Fund                                               37,600          4,280,760
-----------------------------------------------------------------------------------------------------------
iShares S&P SmallCap 600 Index Fund                                            1,600            230,784
-----------------------------------------------------------------------------------------------------------
Janus Capital Group, Inc.                                                      1,600             21,776
-----------------------------------------------------------------------------------------------------------
Knight Trading Group, Inc. 1                                                  26,800            247,364
-----------------------------------------------------------------------------------------------------------
Providian Financial Corp. 1                                                   10,300            160,062
-----------------------------------------------------------------------------------------------------------
Sanders Morris Harris Group, Inc.                                              3,600             43,416
-----------------------------------------------------------------------------------------------------------
SEI Investments Co.                                                            2,000             67,360
-----------------------------------------------------------------------------------------------------------
United PanAm Financial Corp. 1                                                   700             12,604
-----------------------------------------------------------------------------------------------------------
WFS Financial, Inc.                                                            3,300            153,615
-----------------------------------------------------------------------------------------------------------
World Acceptance Corp. 1                                                         700             16,275
                                                                                        ------------------
                                                                                              6,335,266
-----------------------------------------------------------------------------------------------------------
INSURANCE--3.9%
Affirmative Insurance Holdings, Inc. 1                                        11,600            183,048
-----------------------------------------------------------------------------------------------------------
Alfa Corp.                                                                     3,200             44,672
-----------------------------------------------------------------------------------------------------------
Allmerica Financial Corp. 1                                                    4,900            131,712
-----------------------------------------------------------------------------------------------------------
American Medical Security Group, Inc. 1                                        4,100            131,159
-----------------------------------------------------------------------------------------------------------
American Physicians Capital, Inc. 1                                              100              3,062
-----------------------------------------------------------------------------------------------------------
AmerUs Group Co.                                                              11,900            487,900
-----------------------------------------------------------------------------------------------------------
Arch Capital Group Ltd. 1                                                      5,900            229,746
-----------------------------------------------------------------------------------------------------------
Argonaut Group, Inc. 1                                                         1,000             18,670
-----------------------------------------------------------------------------------------------------------
Aspen Insurance Holdings Ltd.                                                  2,200             50,622
-----------------------------------------------------------------------------------------------------------
Baldwin & Lyons, Inc., Cl. B, Non-Vtg.                                           600             15,144
-----------------------------------------------------------------------------------------------------------
Commerce Group, Inc. (The)                                                     5,000            242,000
-----------------------------------------------------------------------------------------------------------
Delphi Financial Group, Inc., Cl. A                                            8,300            333,411
-----------------------------------------------------------------------------------------------------------
Donegal Group, Inc., Cl. A                                                     3,300             63,360
-----------------------------------------------------------------------------------------------------------
EMC Insurance Group, Inc.                                                        300              6,303
-----------------------------------------------------------------------------------------------------------
FBL Financial Group, Inc., Cl. A                                                 800             20,952
-----------------------------------------------------------------------------------------------------------
Fidelity National Financial, Inc.                                                 79              3,010
-----------------------------------------------------------------------------------------------------------
First American Corp. (The)                                                     5,700            175,731
-----------------------------------------------------------------------------------------------------------
FPIC Insurance Group, Inc. 1                                                   2,700             69,795
-----------------------------------------------------------------------------------------------------------
Great American Financial Resources, Inc.                                       1,100             16,819
-----------------------------------------------------------------------------------------------------------
Horace Mann Educators Corp.                                                    8,800            154,704
-----------------------------------------------------------------------------------------------------------
Hub International Ltd.                                                           700             12,656
-----------------------------------------------------------------------------------------------------------
Independence Holding Co.                                                         540              9,542
-----------------------------------------------------------------------------------------------------------
Infinity Property & Casualty Corp.                                             4,800            141,744
-----------------------------------------------------------------------------------------------------------
IPC Holdings Ltd.                                                              2,000             76,020
-----------------------------------------------------------------------------------------------------------
LandAmerica Financial Group, Inc.                                              7,000            318,500
-----------------------------------------------------------------------------------------------------------
Meadowbrook Insurance Group, Inc. 1                                            4,000             19,480
-----------------------------------------------------------------------------------------------------------
Mercury General Corp.                                                          1,100             58,179
-----------------------------------------------------------------------------------------------------------
Midland Co. (The)                                                                300              8,205
-----------------------------------------------------------------------------------------------------------
National Western Life Insurance Co., Cl. A 1                                     400             65,160
-----------------------------------------------------------------------------------------------------------
Odyssey Re Holdings Corp.                                                      7,300            161,914
-----------------------------------------------------------------------------------------------------------
Ohio Casualty Corp. 1                                                         19,500            408,135
-----------------------------------------------------------------------------------------------------------
Old Republic International Corp.                                               3,400             85,102
-----------------------------------------------------------------------------------------------------------
Penn-America Group, Inc.                                                       2,200             29,942
-----------------------------------------------------------------------------------------------------------
Philadelphia Consolidated Holding Co. 1                                        5,400            297,648
-----------------------------------------------------------------------------------------------------------
Phoenix Cos., Inc. (The)                                                      10,200            106,284
-----------------------------------------------------------------------------------------------------------
ProCentury Corp.                                                               8,800             87,560
-----------------------------------------------------------------------------------------------------------
Protective Life Corp.                                                          2,000             78,620
-----------------------------------------------------------------------------------------------------------
Pxre Group Ltd.                                                                1,200             28,092
-----------------------------------------------------------------------------------------------------------
Reinsurance Group of America, Inc.                                             1,800             74,160
-----------------------------------------------------------------------------------------------------------
RenaissanceRe Holdings Ltd.                                                      700             36,106
-----------------------------------------------------------------------------------------------------------
RLI Corp.                                                                      2,600             97,630
-----------------------------------------------------------------------------------------------------------
Safety Insurance Group, Inc.                                                   1,100             24,453
-----------------------------------------------------------------------------------------------------------
Selective Insurance Group, Inc.                                                5,100            189,720
-----------------------------------------------------------------------------------------------------------
StanCorp Financial Group, Inc.                                                 4,100            291,920
-----------------------------------------------------------------------------------------------------------
State Auto Financial Corp.                                                     7,400            214,230
-----------------------------------------------------------------------------------------------------------
Stewart Information Services Corp.                                               800             31,520
-----------------------------------------------------------------------------------------------------------
Transatlantic Holdings, Inc.                                                      25              1,359
-----------------------------------------------------------------------------------------------------------
Triad Guaranty, Inc. 1                                                           600             33,288
-----------------------------------------------------------------------------------------------------------
UICI                                                                           6,800            222,632
-----------------------------------------------------------------------------------------------------------
United Fire & Casualty Co.                                                     1,600             91,728
-----------------------------------------------------------------------------------------------------------
Universal American Financial Corp. 1                                          25,700            332,301
-----------------------------------------------------------------------------------------------------------
Vesta Insurance Group, Inc.                                                   13,100             58,819
-----------------------------------------------------------------------------------------------------------
Zenith National Insurance Corp.                                                4,200            177,702
                                                                                        ------------------
                                                                                              6,252,171
-----------------------------------------------------------------------------------------------------------
Real Estate--1.5%
Acadia Realty Trust                                                              900             13,275
-----------------------------------------------------------------------------------------------------------
Agree Realty Corp.                                                             3,400             96,560
-----------------------------------------------------------------------------------------------------------
Alexandria Real Estate Equities, Inc.                                            400             26,288
-----------------------------------------------------------------------------------------------------------
Arden Realty, Inc.                                                             1,200             39,096
-----------------------------------------------------------------------------------------------------------
Associated Estates Realty Corp.                                                  900              8,991
-----------------------------------------------------------------------------------------------------------
Avatar Holdings, Inc. 1                                                          300             12,735
-----------------------------------------------------------------------------------------------------------
Bluegreen Corp. 1                                                              7,800             86,814
-----------------------------------------------------------------------------------------------------------
Brandywine Realty Trust                                                        1,800             51,264
-----------------------------------------------------------------------------------------------------------
Camden Property Trust                                                          1,300             60,060
-----------------------------------------------------------------------------------------------------------
Capital Automotive REIT                                                        1,200             37,524
-----------------------------------------------------------------------------------------------------------
Capstead Mortgage Corp.                                                          900             11,205
-----------------------------------------------------------------------------------------------------------
CarrAmerica Realty Corp.                                                         900             29,430
-----------------------------------------------------------------------------------------------------------
CBL & Associates Properties, Inc.                                                600             36,570
-----------------------------------------------------------------------------------------------------------
Chelsea Property Group, Inc.                                                     200             13,420
-----------------------------------------------------------------------------------------------------------
Colonial Properties Trust                                                        600             24,132
-----------------------------------------------------------------------------------------------------------
Consolidated-Tomoka Land Co.                                                     400             13,912
-----------------------------------------------------------------------------------------------------------
Cornerstone Realty Income Trust, Inc.                                            600              5,856
-----------------------------------------------------------------------------------------------------------
Corporate Office Properties Trust                                                900             23,058
-----------------------------------------------------------------------------------------------------------
Correctional Properties Trust                                                  1,300             35,490
-----------------------------------------------------------------------------------------------------------
CRT Properties, Inc.                                                           1,200             25,740
-----------------------------------------------------------------------------------------------------------
Equity Inns, Inc.                                                              6,900             68,172
-----------------------------------------------------------------------------------------------------------
First Industrial Realty Trust, Inc.                                            1,500             55,350
-----------------------------------------------------------------------------------------------------------
Friedman, Billings, Ramsey Group, Inc., Cl. A                                    200              3,820
-----------------------------------------------------------------------------------------------------------
Glenborough Realty Trust, Inc.                                                   600             12,462
-----------------------------------------------------------------------------------------------------------
Health Care REIT, Inc.                                                         2,400             84,480
-----------------------------------------------------------------------------------------------------------
Healthcare Realty Trust, Inc.                                                  1,100             42,944
-----------------------------------------------------------------------------------------------------------
Heritage Property Investment Trust                                               400             11,668
-----------------------------------------------------------------------------------------------------------
Highwoods Properties, Inc.                                                     1,800             44,298
-----------------------------------------------------------------------------------------------------------
Impac Mortgage Holdings, Inc.                                                  1,200             31,560
-----------------------------------------------------------------------------------------------------------
Jones Lang LaSalle, Inc. 1                                                     8,300            273,983
-----------------------------------------------------------------------------------------------------------
Kilroy Realty Corp.                                                            1,000             38,030
-----------------------------------------------------------------------------------------------------------
Lexington Corporate Properties Trust                                           2,100             45,591
-----------------------------------------------------------------------------------------------------------
LTC Properties, Inc.                                                             800             14,312
-----------------------------------------------------------------------------------------------------------
Mack-Cali Realty Corp.                                                         1,200             53,160
-----------------------------------------------------------------------------------------------------------
Maguire Properties, Inc.                                                       1,100             26,741
-----------------------------------------------------------------------------------------------------------
Mid-America Apartment Communities, Inc.                                        1,200             46,740
-----------------------------------------------------------------------------------------------------------
Mills Corp.                                                                    1,500             77,805
-----------------------------------------------------------------------------------------------------------
Nationwide Health Properties, Inc.                                             2,900             60,175
-----------------------------------------------------------------------------------------------------------
Novastar Financial, Inc.                                                       1,200             52,320
-----------------------------------------------------------------------------------------------------------
Omega Healthcare Investors, Inc.                                                 900              9,684
-----------------------------------------------------------------------------------------------------------
Pan Pacific Retail Properties, Inc.                                            1,000             54,100
-----------------------------------------------------------------------------------------------------------
Pennsylvania Real Estate Investment Trust                                      1,500             57,990
-----------------------------------------------------------------------------------------------------------
Prentiss Properties Trust                                                        200              7,200
-----------------------------------------------------------------------------------------------------------
PS Business Parks, Inc.                                                          400             15,940
-----------------------------------------------------------------------------------------------------------
Ramco-Gershenson Properties Trust                                              1,600             43,328
-----------------------------------------------------------------------------------------------------------
Redwood Trust, Inc.                                                              600             37,452
-----------------------------------------------------------------------------------------------------------
Regency Centers Corp.                                                            300             13,947
-----------------------------------------------------------------------------------------------------------
Senior Housing Properties Trust                                                2,500             44,550
-----------------------------------------------------------------------------------------------------------
SL Green Realty Corp.                                                            900             46,629
-----------------------------------------------------------------------------------------------------------
St. Joe Co. (The)                                                              4,000            191,080
-----------------------------------------------------------------------------------------------------------
Stratus Properties, Inc. 1                                                     1,300             17,225
-----------------------------------------------------------------------------------------------------------
Tanger Factory Outlet Centers, Inc.                                            2,100             94,038
-----------------------------------------------------------------------------------------------------------
Town & Country Trust                                                             700             17,815
-----------------------------------------------------------------------------------------------------------
Trizec Properties, Inc.                                                        1,800             28,746
-----------------------------------------------------------------------------------------------------------
United Capital Corp. 1                                                           400              9,140
-----------------------------------------------------------------------------------------------------------
United Dominion Realty Trust, Inc.                                               900             17,847
-----------------------------------------------------------------------------------------------------------
Ventas, Inc.                                                                   1,500             38,880
                                                                                        ------------------
                                                                                              2,440,622
-----------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.4%
Bank Mutual Corp.                                                              8,636            103,632
-----------------------------------------------------------------------------------------------------------
CharterMac                                                                     1,300             28,587
-----------------------------------------------------------------------------------------------------------
Clifton Savings Bancorp, Inc.                                                  1,900             22,154
-----------------------------------------------------------------------------------------------------------
Commercial Capital Bancorp, Inc.                                               1,529             34,693
-----------------------------------------------------------------------------------------------------------
Doral Financial Corp.                                                            300             12,441
-----------------------------------------------------------------------------------------------------------
Fremont General Corp.                                                         11,200            259,280
-----------------------------------------------------------------------------------------------------------
NewAlliance Bancshares, Inc.                                                   3,000             43,050
-----------------------------------------------------------------------------------------------------------
Ocwen Financial Corp. 1                                                        3,700             33,855
-----------------------------------------------------------------------------------------------------------
PMI Group, Inc. (The)                                                          3,600            146,088
-----------------------------------------------------------------------------------------------------------
Radian Group, Inc.                                                             1,000             46,230
                                                                                        ------------------
                                                                                                730,010
-----------------------------------------------------------------------------------------------------------
HEALTH CARE--11.8%
-----------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--0.8%
Abgenix, Inc. 1                                                               12,600            124,236
-----------------------------------------------------------------------------------------------------------
Aphton Corp. 1                                                                 2,700              9,720
-----------------------------------------------------------------------------------------------------------
Applera Corp./Applied Biosystems Group                                        11,900            224,553
-----------------------------------------------------------------------------------------------------------
Array BioPharma, Inc. 1                                                        7,500             52,425
-----------------------------------------------------------------------------------------------------------
Celgene Corp. 1                                                                  500             29,115
-----------------------------------------------------------------------------------------------------------
Cephalon, Inc. 1                                                               1,500             71,850
-----------------------------------------------------------------------------------------------------------
Charles River Laboratories International, Inc. 1                                 500             22,900
-----------------------------------------------------------------------------------------------------------
deCODE genetics, Inc. 1                                                        3,500             26,355
-----------------------------------------------------------------------------------------------------------
Gen-Probe, Inc. 1                                                              3,600            143,532
-----------------------------------------------------------------------------------------------------------
LifeCell Corp. 1                                                               1,200             12,000
-----------------------------------------------------------------------------------------------------------
Millennium Pharmaceuticals, Inc. 1                                             8,800            120,648
-----------------------------------------------------------------------------------------------------------
Onyx Pharmaceuticals, Inc. 1                                                   3,900            167,739
-----------------------------------------------------------------------------------------------------------
QLT PhotoTherapeutics, Inc. 1                                                  4,800             79,920
-----------------------------------------------------------------------------------------------------------
Telik, Inc. 1                                                                  1,700             37,910
-----------------------------------------------------------------------------------------------------------
Third Wave Technologies, Inc. 1                                                7,400             50,912
-----------------------------------------------------------------------------------------------------------
Trimeris, Inc. 1                                                               1,800             27,090
-----------------------------------------------------------------------------------------------------------
United Therapeutics Corp. 1                                                    2,300             80,339
                                                                                        ------------------
                                                                                              1,281,244
-----------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--4.6%
Abaxis, Inc. 1                                                                 1,300             16,913
-----------------------------------------------------------------------------------------------------------
Advanced Medical Optics, Inc. 1                                                1,800             71,226
-----------------------------------------------------------------------------------------------------------
Align Technology, Inc. 1                                                       5,400             82,512
-----------------------------------------------------------------------------------------------------------
American Medical Systems Holdings, Inc. 1                                     10,200            369,954
-----------------------------------------------------------------------------------------------------------
Anika Therapeutics, Inc. 1                                                     3,900             53,820
-----------------------------------------------------------------------------------------------------------
Arrow International, Inc.                                                      7,300            218,270
-----------------------------------------------------------------------------------------------------------
ArthroCare Corp. 1                                                             8,100            237,249
-----------------------------------------------------------------------------------------------------------
Aspect Medical Systems, Inc. 1                                                 3,600             65,124
-----------------------------------------------------------------------------------------------------------
Bausch & Lomb, Inc.                                                            2,400            159,480
-----------------------------------------------------------------------------------------------------------
CNS, Inc.                                                                      2,000             22,000
-----------------------------------------------------------------------------------------------------------
ConMed Corp. 1                                                                 2,400             63,120
-----------------------------------------------------------------------------------------------------------
Cytyc Corp. 1                                                                  4,700            113,505
-----------------------------------------------------------------------------------------------------------
Dade Behring Holdings, Inc. 1                                                  8,000            445,744
-----------------------------------------------------------------------------------------------------------
Datascope Corp.                                                                1,700             63,410
-----------------------------------------------------------------------------------------------------------
Diagnostic Products Corp.                                                        500             20,435
-----------------------------------------------------------------------------------------------------------
DJ Orthopedics, Inc. 1                                                         2,800             49,420
-----------------------------------------------------------------------------------------------------------
EPIX Pharmaceuticals, Inc. 1                                                   9,300            179,583
-----------------------------------------------------------------------------------------------------------
Exactech, Inc. 1                                                               1,200             24,540
-----------------------------------------------------------------------------------------------------------
Haemonetics Corp. 1                                                            8,900            292,276
-----------------------------------------------------------------------------------------------------------
Hologic, Inc. 1                                                                6,900            132,963
-----------------------------------------------------------------------------------------------------------
Hospira, Inc. 1                                                               10,000            306,000
-----------------------------------------------------------------------------------------------------------
Idexx Laboratories, Inc. 1                                                     1,300             65,962
-----------------------------------------------------------------------------------------------------------
Immucor, Inc. 1                                                                2,450             60,638
-----------------------------------------------------------------------------------------------------------
Inamed Corp. 1                                                                 3,050            145,394
-----------------------------------------------------------------------------------------------------------
Kensey Nash Corp. 1                                                            5,500            144,045
-----------------------------------------------------------------------------------------------------------
Kyphon, Inc. 1                                                                 5,900            146,202
-----------------------------------------------------------------------------------------------------------
Lifeline Systems, Inc. 1                                                       1,800             43,956
-----------------------------------------------------------------------------------------------------------
Matthews International Corp., Cl. A                                            5,900            199,892
-----------------------------------------------------------------------------------------------------------
Medical Action Industries, Inc. 1                                              1,800             29,930
-----------------------------------------------------------------------------------------------------------
Meridian Bioscience, Inc.                                                      3,300             43,890
-----------------------------------------------------------------------------------------------------------
Mine Safety Applicances Co.                                                    7,400            301,328
-----------------------------------------------------------------------------------------------------------
Molecular Devices Corp. 1                                                      6,000            141,420
-----------------------------------------------------------------------------------------------------------
Ocular Sciences, Inc. 1                                                        8,000            383,760
-----------------------------------------------------------------------------------------------------------
OrthoLogic Corp. 1                                                             7,100             49,984
-----------------------------------------------------------------------------------------------------------
Palomar Medical Technologies, Inc. 1                                           3,500             76,720
-----------------------------------------------------------------------------------------------------------
PerkinElmer, Inc.                                                             13,200            227,304
-----------------------------------------------------------------------------------------------------------
PolyMedica Corp.                                                              10,200            314,160
-----------------------------------------------------------------------------------------------------------
Respironics, Inc. 1                                                            2,600            138,944
-----------------------------------------------------------------------------------------------------------
SurModics, Inc. 1                                                                300              7,125
-----------------------------------------------------------------------------------------------------------
Sybron Dental Specialties, Inc. 1                                              9,700            287,993
-----------------------------------------------------------------------------------------------------------
Thermo Electron Corp. 1                                                        8,700            235,074
-----------------------------------------------------------------------------------------------------------
Urologix, Inc. 1                                                               4,400             27,808
-----------------------------------------------------------------------------------------------------------
Varian, Inc. 1                                                                 6,300            238,581
-----------------------------------------------------------------------------------------------------------
Ventana Medical Systems, Inc. 1                                                8,800            443,872
-----------------------------------------------------------------------------------------------------------
VISX, Inc. 1                                                                  17,900            368,740
-----------------------------------------------------------------------------------------------------------
West Pharmaceutical Services, Inc.                                             5,400            112,590
-----------------------------------------------------------------------------------------------------------
Wright Medical Group, Inc. 1                                                   6,600            165,792
-----------------------------------------------------------------------------------------------------------
Young Innovations, Inc.                                                          850             28,050
                                                                                        ------------------
                                                                                              7,416,698
-----------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--5.2%
Allscripts Healthcare Solutions, Inc. 1                                        1,600             14,400
-----------------------------------------------------------------------------------------------------------
Amedisys, Inc. 1                                                               4,900            146,755
-----------------------------------------------------------------------------------------------------------
America Service Group, Inc. 1                                                    700             28,728
-----------------------------------------------------------------------------------------------------------
AMERIGROUP Corp. 1                                                             6,200            348,750
-----------------------------------------------------------------------------------------------------------
AmSurg Corp. 1                                                                 1,200             25,416
-----------------------------------------------------------------------------------------------------------
Andrx Corp. 1                                                                  7,500            167,700
-----------------------------------------------------------------------------------------------------------
Beverly Enterprises, Inc. 1                                                   35,100            265,707
-----------------------------------------------------------------------------------------------------------
Bio-Reference Laboratories, Inc. 1                                             4,500             62,730
-----------------------------------------------------------------------------------------------------------
Centene Corp. 1                                                                1,900             80,902
-----------------------------------------------------------------------------------------------------------
Cerner Corp. 1                                                                 3,200            138,432
-----------------------------------------------------------------------------------------------------------
Community Health Systems, Inc. 1                                                 300              8,004
-----------------------------------------------------------------------------------------------------------
Computer Programs & Systems, Inc.                                                400              8,024
-----------------------------------------------------------------------------------------------------------
CorVel Corp. 1                                                                 1,600             47,488
-----------------------------------------------------------------------------------------------------------
Covance, Inc. 1                                                                8,700            347,739
-----------------------------------------------------------------------------------------------------------
Coventry Health Care, Inc. 1                                                   3,900            208,143
-----------------------------------------------------------------------------------------------------------
Cross Country Healthcare, Inc. 1                                               5,800             89,900
-----------------------------------------------------------------------------------------------------------
Dendrite International, Inc. 1                                                18,600            299,832
-----------------------------------------------------------------------------------------------------------
eResearch Technology, Inc. 1                                                  15,900            211,947
-----------------------------------------------------------------------------------------------------------
Express Scripts, Inc. 1                                                        1,200             78,408
-----------------------------------------------------------------------------------------------------------
Genesis HealthCare Corp. 1                                                     5,000            152,050
-----------------------------------------------------------------------------------------------------------
Gentiva Health Services, Inc. 1                                               11,500            188,255
-----------------------------------------------------------------------------------------------------------
HealthExtras, Inc. 1                                                           9,800            136,612
-----------------------------------------------------------------------------------------------------------
Humana, Inc. 1                                                                 9,800            195,804
-----------------------------------------------------------------------------------------------------------
IDX Systems Corp. 1                                                            5,400            175,230
-----------------------------------------------------------------------------------------------------------
Inveresk Research Group, Inc. 1                                               10,300            379,967
-----------------------------------------------------------------------------------------------------------
LCA-Vision, Inc.                                                               4,500            116,055
-----------------------------------------------------------------------------------------------------------
LifePoint Hospitals, Inc. 1                                                   14,000            420,140
-----------------------------------------------------------------------------------------------------------
Magellan Health Services, Inc. 1                                               2,900            106,024
-----------------------------------------------------------------------------------------------------------
Matria Healthcare, Inc. 1                                                      2,300             65,113
-----------------------------------------------------------------------------------------------------------
MedCath Corp. 1                                                                1,400             22,148
-----------------------------------------------------------------------------------------------------------
MIM Corp. 1                                                                      500              2,890
-----------------------------------------------------------------------------------------------------------
National HealthCare Corp.                                                      1,000             28,500
-----------------------------------------------------------------------------------------------------------
National Medical Health Card Systems, Inc. 1                                   2,400             50,160
-----------------------------------------------------------------------------------------------------------
Omnicell, Inc. 1                                                               1,300             17,186
-----------------------------------------------------------------------------------------------------------
Option Care, Inc.                                                              7,200            111,384
-----------------------------------------------------------------------------------------------------------
Owens & Minor, Inc.                                                           16,000            406,400
-----------------------------------------------------------------------------------------------------------
PacifiCare Health Systems, Inc. 1                                              3,600            132,120
-----------------------------------------------------------------------------------------------------------
Parexel International Corp. 1                                                  5,600            109,760
-----------------------------------------------------------------------------------------------------------
PDI, Inc. 1                                                                    4,400            118,756
-----------------------------------------------------------------------------------------------------------
Pediatrix Medical Group, Inc. 1                                                7,700            422,345
-----------------------------------------------------------------------------------------------------------
Prime Medical Services, Inc. 1                                                 2,900             20,938
-----------------------------------------------------------------------------------------------------------
Province Healthcare Co. 1                                                      8,800            184,096
-----------------------------------------------------------------------------------------------------------
PSS World Medical, Inc. 1                                                      9,200             92,368
-----------------------------------------------------------------------------------------------------------
RehabCare Group, Inc. 1                                                        4,300             99,029
-----------------------------------------------------------------------------------------------------------
Res-Care, Inc. 1                                                               4,400             52,140
-----------------------------------------------------------------------------------------------------------
Select Medical Corp.                                                          13,600            182,648
-----------------------------------------------------------------------------------------------------------
Service Corp. International1                                                  21,000            130,410
-----------------------------------------------------------------------------------------------------------
Sierra Health Services, Inc. 1                                                 8,500            407,405
-----------------------------------------------------------------------------------------------------------
Stewart Enterprises, Inc. 1                                                   45,600            316,920
-----------------------------------------------------------------------------------------------------------
Sunrise Senior Living, Inc. 1                                                 10,100            354,712
-----------------------------------------------------------------------------------------------------------
Triad Hospitals, Inc. 1                                                          700             24,108
-----------------------------------------------------------------------------------------------------------
United Surgical Partners International, Inc. 1                                 4,600            158,010
-----------------------------------------------------------------------------------------------------------
VCA Antech, Inc. 1                                                            12,800            264,064
-----------------------------------------------------------------------------------------------------------
Ventiv Health, Inc. 1                                                          5,300             89,835
-----------------------------------------------------------------------------------------------------------
VistaCare, Inc., Cl. A 1                                                         300              4,593
-----------------------------------------------------------------------------------------------------------
WellCare Health Plans, Inc. 1                                                    600             11,370
-----------------------------------------------------------------------------------------------------------
WellChoice, Inc. 1                                                             1,500             55,995
                                                                                        ------------------
                                                                                              8,384,545
-----------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--1.2%
Able Laboratories, Inc. 1                                                      1,800             34,488
-----------------------------------------------------------------------------------------------------------
Alpharma, Inc., Cl. A                                                            300              5,487
-----------------------------------------------------------------------------------------------------------
AtheroGenics, Inc. 1                                                           6,200            204,290
-----------------------------------------------------------------------------------------------------------
Atrix Laboratories, Inc. 1                                                     4,500            138,105
-----------------------------------------------------------------------------------------------------------
Caraco Pharmaceutical Laboratories Ltd. 1                                      3,600             27,720
-----------------------------------------------------------------------------------------------------------
Connetics Corp. 1                                                              2,600             70,252
-----------------------------------------------------------------------------------------------------------
DOV Pharmaceutical, Inc. 1                                                     6,100            104,554
-----------------------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc. 1                                          9,700            178,092
-----------------------------------------------------------------------------------------------------------
Eon Labs, Inc. 1                                                               5,700            123,690
-----------------------------------------------------------------------------------------------------------
First Horizon Pharmaceutical Corp. 1                                          19,900            398,199
-----------------------------------------------------------------------------------------------------------
Nabi Biopharmaceuticals, Inc. 1                                                5,200             69,576
-----------------------------------------------------------------------------------------------------------
Noven Pharmaceuticals, Inc. 1                                                  2,300             47,932
-----------------------------------------------------------------------------------------------------------
Perrigo Co.                                                                   22,500            462,375
-----------------------------------------------------------------------------------------------------------
Salix Pharmaceuticals Ltd. 1                                                   2,700             58,104
-----------------------------------------------------------------------------------------------------------
Santarus, Inc. 1                                                               1,200             10,884
-----------------------------------------------------------------------------------------------------------
Seattle Genetics, Inc. 1                                                       3,200             21,024
                                                                                        ------------------
                                                                                              1,954,772
-----------------------------------------------------------------------------------------------------------
INDUSTRIALS--15.8%
-----------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.0%
Applied Signal Technology, Inc.                                                8,100            259,119
-----------------------------------------------------------------------------------------------------------
Armor Holdings, Inc. 1                                                         3,500            145,635
-----------------------------------------------------------------------------------------------------------
Astronics Corp., Cl. B 1                                                         250              1,200
-----------------------------------------------------------------------------------------------------------
Aviall, Inc. 1                                                                 3,000             61,200
-----------------------------------------------------------------------------------------------------------
EDO Corp.                                                                        900             24,975
-----------------------------------------------------------------------------------------------------------
Engineered Support Systems, Inc.                                               5,350            244,174
-----------------------------------------------------------------------------------------------------------
ESCO Technologies, Inc. 1                                                      1,400             94,864
-----------------------------------------------------------------------------------------------------------
HEICO Corp., Cl. A                                                                30                404
-----------------------------------------------------------------------------------------------------------
Innovative Solutions & Support, Inc. 1                                         6,400            156,992
-----------------------------------------------------------------------------------------------------------
Orbital Sciences Corp. 1                                                      26,300            300,346
-----------------------------------------------------------------------------------------------------------
Precision Castparts Corp.                                                        400             24,020
-----------------------------------------------------------------------------------------------------------
SI International, Inc. 1                                                       1,500             32,865
-----------------------------------------------------------------------------------------------------------
Teledyne Technologies, Inc. 1                                                  3,200             80,128
-----------------------------------------------------------------------------------------------------------
United Defense Industries, Inc. 1                                              3,600            143,964
                                                                                        ------------------
                                                                                              1,569,886
-----------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.8%
ABX Air, Inc. 1                                                               27,800            180,700
-----------------------------------------------------------------------------------------------------------
Dynamex, Inc. 1                                                                3,300             56,892
-----------------------------------------------------------------------------------------------------------
EGL, Inc. 1                                                                   15,900            481,134
-----------------------------------------------------------------------------------------------------------
Forward Air Corp. 1                                                            9,800            392,196
-----------------------------------------------------------------------------------------------------------
Hub Group, Inc., Cl. A 1                                                       3,300            122,925
                                                                                        ------------------
                                                                                              1,233,847
-----------------------------------------------------------------------------------------------------------
AIRLINES--0. 1%
America West Holdings Corp., Cl. B 1                                           3,200             17,280
-----------------------------------------------------------------------------------------------------------
ExpressJet Holdings, Inc. 1                                                    6,500             65,065
-----------------------------------------------------------------------------------------------------------
Hawaiian Holdings, Inc. 1                                                      5,800             35,728
-----------------------------------------------------------------------------------------------------------
SkyWest, Inc.                                                                  2,200             33,110
                                                                                        ------------------
                                                                                                151,183
-----------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.9%
Ameron International Corp.                                                       900             29,610
-----------------------------------------------------------------------------------------------------------
Apogee Enterprises, Inc.                                                       8,800            113,784
-----------------------------------------------------------------------------------------------------------
Beacon Roofing Supply, Inc. 1                                                  6,100            100,040
-----------------------------------------------------------------------------------------------------------
Crane Co.                                                                      2,200             63,624
-----------------------------------------------------------------------------------------------------------
ElkCorp                                                                          600             16,656
-----------------------------------------------------------------------------------------------------------
Jacuzzi Brands, Inc. 1                                                        10,700             99,510
-----------------------------------------------------------------------------------------------------------
NCI Building Systems, Inc. 1                                                  10,100            322,190
-----------------------------------------------------------------------------------------------------------
Simpson Manufacturing Co., Inc.                                                3,400            214,880
-----------------------------------------------------------------------------------------------------------
Trex Co., Inc. 1                                                               1,200             53,136
-----------------------------------------------------------------------------------------------------------
Universal Forest Products, Inc.                                                6,100            208,620
-----------------------------------------------------------------------------------------------------------
Watsco, Inc.                                                                   6,900            207,207
-----------------------------------------------------------------------------------------------------------
York International Corp.                                                         700             22,113
                                                                                        ------------------
                                                                                              1,451,370
-----------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--4.1%
ABM Industries, Inc.                                                           8,500            171,275
-----------------------------------------------------------------------------------------------------------
Administaff, Inc. 1                                                            6,400             74,880
-----------------------------------------------------------------------------------------------------------
American Ecology Corp.                                                           100                970
-----------------------------------------------------------------------------------------------------------
Angelica Corp.                                                                 2,100             52,248
-----------------------------------------------------------------------------------------------------------
Banta Corp.                                                                    3,000            119,250
-----------------------------------------------------------------------------------------------------------
Brady Corp., Cl. A                                                             7,600            370,652
-----------------------------------------------------------------------------------------------------------
Bright Horizons Family Solutions, Inc. 1                                       5,100            276,879
-----------------------------------------------------------------------------------------------------------
Brink's Co. (The)                                                              9,100            274,547
-----------------------------------------------------------------------------------------------------------
Century Business Services, Inc. 1                                              3,000             13,470
-----------------------------------------------------------------------------------------------------------
CompX International, Inc. 1                                                      500              8,000
-----------------------------------------------------------------------------------------------------------
Consolidated Graphics, Inc. 1                                                  6,700            280,730
-----------------------------------------------------------------------------------------------------------
Copart, Inc. 1                                                                10,200            193,086
-----------------------------------------------------------------------------------------------------------
Corporate Executive Board Co.                                                    900             55,116
-----------------------------------------------------------------------------------------------------------
CoStar Group, Inc. 1                                                           4,200            206,598
-----------------------------------------------------------------------------------------------------------
CPI Corp.                                                                      1,000             13,250
-----------------------------------------------------------------------------------------------------------
Darling International, Inc. 1                                                 36,200            156,022
-----------------------------------------------------------------------------------------------------------
Deluxe Corp.                                                                   1,900             77,938
-----------------------------------------------------------------------------------------------------------
DeVry, Inc1                                                                    6,900            142,899
-----------------------------------------------------------------------------------------------------------
Dun & Bradstreet Corp. 1                                                       3,100            181,970
-----------------------------------------------------------------------------------------------------------
Duratek, Inc. 1                                                                2,100             37,359
-----------------------------------------------------------------------------------------------------------
Electro Rent Corp.                                                             1,300             14,352
-----------------------------------------------------------------------------------------------------------
Ennis, Inc.                                                                    5,900            126,378
-----------------------------------------------------------------------------------------------------------
Equifax, Inc.                                                                  3,100             81,716
-----------------------------------------------------------------------------------------------------------
Exponent, Inc. 1                                                               4,500            123,975
-----------------------------------------------------------------------------------------------------------
G&K Services, Inc., Cl. A                                                      1,800             71,532
-----------------------------------------------------------------------------------------------------------
General Binding Corp. 1                                                        1,300             18,252
-----------------------------------------------------------------------------------------------------------
Geo Group, Inc. (The) 1                                                        2,900             59,305
-----------------------------------------------------------------------------------------------------------
Harland (John H.) Co.                                                            800             25,080
-----------------------------------------------------------------------------------------------------------
Healthcare Services Group, Inc.                                                7,750            139,190
-----------------------------------------------------------------------------------------------------------
Heidrick & Struggles International, Inc. 1                                    11,900            342,958
-----------------------------------------------------------------------------------------------------------
HNI Corp.                                                                      1,500             59,370
-----------------------------------------------------------------------------------------------------------
Hudson Highland Group, Inc. 1                                                  7,000            204,330
-----------------------------------------------------------------------------------------------------------
Ikon Office Solutions, Inc.                                                   12,100            145,442
-----------------------------------------------------------------------------------------------------------
Imagistics International, Inc. 1                                               3,300            110,880
-----------------------------------------------------------------------------------------------------------
Interpool, Inc.                                                                1,100             20,625
-----------------------------------------------------------------------------------------------------------
Korn-Ferry International1                                                     18,500            337,255
-----------------------------------------------------------------------------------------------------------
Labor Ready, Inc. 1                                                           21,200            297,224
-----------------------------------------------------------------------------------------------------------
Laureate Education, Inc. 1                                                       600             22,332
-----------------------------------------------------------------------------------------------------------
Miller (Herman), Inc.                                                          6,300            155,295
-----------------------------------------------------------------------------------------------------------
NCO Group, Inc. 1                                                              2,200             59,290
-----------------------------------------------------------------------------------------------------------
Portfolio Recovery Associates, Inc. 1                                          1,200             35,268
-----------------------------------------------------------------------------------------------------------
Republic Services, Inc.                                                        3,200             95,232
-----------------------------------------------------------------------------------------------------------
Resources Connection, Inc. 1                                                   2,700            102,006
-----------------------------------------------------------------------------------------------------------
Robert Half International, Inc.                                                8,300            213,891
-----------------------------------------------------------------------------------------------------------
Rollins, Inc.                                                                  6,400            155,456
-----------------------------------------------------------------------------------------------------------
Schawk, Inc.                                                                   1,200             17,436
-----------------------------------------------------------------------------------------------------------
School Specialty, Inc. 1                                                       9,700            382,277
-----------------------------------------------------------------------------------------------------------
SITEL Corp. 1                                                                 11,300             24,408
-----------------------------------------------------------------------------------------------------------
Sotheby's Holdings, Inc., Cl. A 1                                              8,700            136,764
-----------------------------------------------------------------------------------------------------------
Spherion Corp. 1                                                               7,000             54,740
-----------------------------------------------------------------------------------------------------------
Steelcase, Inc., Cl. A                                                           400              5,600
-----------------------------------------------------------------------------------------------------------
TeleTech Holdings, Inc. 1                                                      5,000             47,200
-----------------------------------------------------------------------------------------------------------
Volt Information Sciences, Inc. 1                                              2,300             66,171
-----------------------------------------------------------------------------------------------------------
Waste Connections, Inc. 1                                                      1,400             44,352
-----------------------------------------------------------------------------------------------------------
Waste Industries USA, Inc.                                                       100              1,131
-----------------------------------------------------------------------------------------------------------
Watson Wyatt & Co. Holdings                                                    8,200            215,660
-----------------------------------------------------------------------------------------------------------
West Corp. 1                                                                     700             20,391
                                                                                        ------------------
                                                                                              6,739,903
-----------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.5%
Comfort Systems USA, Inc. 1                                                   11,000             72,600
-----------------------------------------------------------------------------------------------------------
Dycom Industries, Inc. 1                                                      14,600            414,494
-----------------------------------------------------------------------------------------------------------
Granite Construction, Inc.                                                     2,700             64,530
-----------------------------------------------------------------------------------------------------------
Insituform Technologies, Inc., Cl. A 1                                         3,500             65,345
-----------------------------------------------------------------------------------------------------------
Integrated Electrical Services, Inc. 1                                         7,500             36,075
-----------------------------------------------------------------------------------------------------------
Shaw Group, Inc. (The)1                                                        3,300             39,600
-----------------------------------------------------------------------------------------------------------
URS Corp. 1                                                                    4,000            106,720
                                                                                        ------------------
                                                                                                799,364
-----------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--1.1%
Acuity Brands, Inc.                                                            8,900            211,553
-----------------------------------------------------------------------------------------------------------
American Power Conversion Corp.                                                6,500            113,035
-----------------------------------------------------------------------------------------------------------
AMETEK, Inc.                                                                   1,700             51,544
-----------------------------------------------------------------------------------------------------------
Franklin Electric Co., Inc.                                                    1,700             67,320
-----------------------------------------------------------------------------------------------------------
Genlyte Group, Inc. (The) 1                                                    6,800            437,852
-----------------------------------------------------------------------------------------------------------
Hubbell, Inc., Cl. B                                                           4,700            210,701
-----------------------------------------------------------------------------------------------------------
II-VI, Inc. 1                                                                  5,800            203,058
-----------------------------------------------------------------------------------------------------------
Preformed Line Products Co.                                                      400             12,072
-----------------------------------------------------------------------------------------------------------
Thomas & Betts Corp. 1                                                        13,100            351,342
-----------------------------------------------------------------------------------------------------------
Vicor Corp.                                                                    3,600             36,396
-----------------------------------------------------------------------------------------------------------
Woodward Governor Co.                                                            800             53,992
                                                                                        ------------------
                                                                                              1,748,865
-----------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.3%
Alleghany Corp.                                                                  200             54,580
-----------------------------------------------------------------------------------------------------------
Carlisle Cos., Inc.                                                            4,600            294,078
-----------------------------------------------------------------------------------------------------------
Raven Industries, Inc.                                                         2,000             88,900
-----------------------------------------------------------------------------------------------------------
Standex International Corp.                                                      200              4,900
-----------------------------------------------------------------------------------------------------------
Tredegar Corp.                                                                   100              1,820
-----------------------------------------------------------------------------------------------------------
United Industrial Corp.                                                        3,600            118,404
                                                                                        ------------------
                                                                                                562,682
-----------------------------------------------------------------------------------------------------------
MACHINERY--4. 1%
A.S.V., Inc. 1                                                                 2,400             89,832
-----------------------------------------------------------------------------------------------------------
Actuant Corp., Cl. A 1                                                         1,700             70,057
-----------------------------------------------------------------------------------------------------------
Alamo Group, Inc.                                                                500              9,355
-----------------------------------------------------------------------------------------------------------
Ampco-Pittsburgh Corp.                                                         1,100             14,586
-----------------------------------------------------------------------------------------------------------
Astec Industries, Inc. 1                                                       3,400             65,008
-----------------------------------------------------------------------------------------------------------
Briggs & Stratton Corp.                                                        5,900            479,080
-----------------------------------------------------------------------------------------------------------
Bucyrus International, Inc., Cl. A 1                                           5,700            191,520
-----------------------------------------------------------------------------------------------------------
Cascade Corp.                                                                  3,700            102,712
-----------------------------------------------------------------------------------------------------------
Clarcor, Inc.                                                                  1,100             52,437
-----------------------------------------------------------------------------------------------------------
Cummins, Inc.                                                                  4,400            325,116
-----------------------------------------------------------------------------------------------------------
Cuno, Inc. 1                                                                   1,100             63,525
-----------------------------------------------------------------------------------------------------------
Flanders Corp. 1                                                               4,100             35,219
-----------------------------------------------------------------------------------------------------------
Flowserve Corp. 1                                                              3,900             94,302
-----------------------------------------------------------------------------------------------------------
Gardner Denver, Inc. 1                                                         4,600            126,822
-----------------------------------------------------------------------------------------------------------
Gorman-Rupp Co. (The)                                                             25                509
-----------------------------------------------------------------------------------------------------------
Graco, Inc.                                                                    2,550             85,425
-----------------------------------------------------------------------------------------------------------
Greenbrier Cos., Inc.                                                          3,600             86,400
-----------------------------------------------------------------------------------------------------------
Harsco Corp.                                                                   1,400             62,860
-----------------------------------------------------------------------------------------------------------
Idex Corp.                                                                     4,800            163,008
-----------------------------------------------------------------------------------------------------------
Joy Global, Inc.                                                              16,482            566,651
-----------------------------------------------------------------------------------------------------------
Kadant, Inc. 1                                                                 2,700             49,572
-----------------------------------------------------------------------------------------------------------
Kennametal, Inc.                                                              10,300            465,045
-----------------------------------------------------------------------------------------------------------
Lincoln Electric Holdings, Inc.                                               11,600            363,776
-----------------------------------------------------------------------------------------------------------
Middleby Corp. (The)                                                           2,700            142,155
-----------------------------------------------------------------------------------------------------------
Mueller Industries, Inc.                                                       5,400            231,930
-----------------------------------------------------------------------------------------------------------
NACCO Industries, Inc., Cl. A                                                  1,800            155,070
-----------------------------------------------------------------------------------------------------------
Navistar International Corp. 1                                                 1,900             70,661
-----------------------------------------------------------------------------------------------------------
Nordson Corp.                                                                  8,900            305,537
-----------------------------------------------------------------------------------------------------------
Oshkosh Truck Corp.                                                            1,100             62,766
-----------------------------------------------------------------------------------------------------------
Pall Corp.                                                                     4,700            115,056
-----------------------------------------------------------------------------------------------------------
Penn Engineering & Manufacturing Corp.                                         2,100             39,102
-----------------------------------------------------------------------------------------------------------
Reliance Steel & Aluminum Co.                                                  9,900            393,030
-----------------------------------------------------------------------------------------------------------
SPX Corp.                                                                      5,200            184,080
-----------------------------------------------------------------------------------------------------------
Stewart & Stevenson Services, Inc.                                             1,200             21,204
-----------------------------------------------------------------------------------------------------------
Tennant Co.                                                                      100              4,053
-----------------------------------------------------------------------------------------------------------
Terex Corp. 1                                                                  8,100            351,540
-----------------------------------------------------------------------------------------------------------
Timken Co.                                                                    10,400            256,048
-----------------------------------------------------------------------------------------------------------
Toro Co. (The)                                                                 6,400            437,120
-----------------------------------------------------------------------------------------------------------
Wabash National Corp. 1                                                        3,100             85,157
-----------------------------------------------------------------------------------------------------------
Wabtec Corp.                                                                  11,100            207,459
                                                                                        ------------------
                                                                                              6,624,785
-----------------------------------------------------------------------------------------------------------
MARINE--0.2%
Alexander & Baldwin, Inc.                                                      1,100             37,334
-----------------------------------------------------------------------------------------------------------
Kirby Corp. 1                                                                  4,900            196,735
-----------------------------------------------------------------------------------------------------------
UTI Worldwide, Inc.                                                            2,300            135,263
                                                                                        ------------------
                                                                                                369,332
-----------------------------------------------------------------------------------------------------------
ROAD & RAIL--1.9%
Arkansas Best Corp.                                                            9,800            358,876
-----------------------------------------------------------------------------------------------------------
CNF Transportation, Inc.                                                       7,600            311,524
-----------------------------------------------------------------------------------------------------------
Florida East Coast Industries, Inc., Cl. A                                     1,900             71,345
-----------------------------------------------------------------------------------------------------------
Genesee & Wyoming, Inc., Cl. A 1                                              10,850            274,722
-----------------------------------------------------------------------------------------------------------
Heartland Express, Inc.                                                        7,900            145,755
-----------------------------------------------------------------------------------------------------------
Hunt (J.B.) Transport Services, Inc.                                           2,000             74,280
-----------------------------------------------------------------------------------------------------------
Knight Transportation, Inc. 1                                                  2,600             55,692
-----------------------------------------------------------------------------------------------------------
Landstar System, Inc. 1                                                        6,600            387,288
-----------------------------------------------------------------------------------------------------------
Marten Transport Ltd. 1                                                        1,950             34,067
-----------------------------------------------------------------------------------------------------------
Mullen Transportation, Inc.                                                    1,300             42,255
-----------------------------------------------------------------------------------------------------------
Old Dominion Freight Line, Inc. 1                                              1,750             50,418
-----------------------------------------------------------------------------------------------------------
Overnite Corp.                                                                 2,300             72,289
-----------------------------------------------------------------------------------------------------------
Pacer International, Inc. 1                                                    8,600            141,040
-----------------------------------------------------------------------------------------------------------
Ryder Systems, Inc.                                                            3,300            155,232
-----------------------------------------------------------------------------------------------------------
SCS Transportation, Inc. 1                                                     6,900            130,686
-----------------------------------------------------------------------------------------------------------
Sirva, Inc. 1                                                                  2,400             54,960
-----------------------------------------------------------------------------------------------------------
Swift Transportation Co., Inc. 1                                              17,000            285,940
-----------------------------------------------------------------------------------------------------------
U.S. Xpress Enterprises, Inc., Cl. A 1                                         2,800             51,912
-----------------------------------------------------------------------------------------------------------
USF Corp.                                                                      2,900            104,081
-----------------------------------------------------------------------------------------------------------
Werner Enterprises, Inc.                                                      11,900            229,789
                                                                                        ------------------
                                                                                              3,032,151
-----------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.8%
Aceto Corp.                                                                    3,500             50,400
-----------------------------------------------------------------------------------------------------------
Applied Industrial Technologies, Inc.                                          8,900            318,086
-----------------------------------------------------------------------------------------------------------
Hughes Supply, Inc.                                                           14,000            420,980
-----------------------------------------------------------------------------------------------------------
Lawson Products, Inc.                                                            200              8,194
-----------------------------------------------------------------------------------------------------------
MSC Industrial Direct Co., Inc., Cl. A                                         8,100            276,048
-----------------------------------------------------------------------------------------------------------
W.W. Grainger, Inc.                                                            3,700            213,305
                                                                                        ------------------
                                                                                              1,287,013
-----------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--18.9%
-----------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.1%
Adaptec, Inc. 1                                                                8,000             60,800
-----------------------------------------------------------------------------------------------------------
ADTRAN, Inc.                                                                   8,000            181,440
-----------------------------------------------------------------------------------------------------------
Anaren Microwave, Inc. 1                                                       6,600             88,836
-----------------------------------------------------------------------------------------------------------
Aspect Communications Corp. 1                                                  4,200             41,706
-----------------------------------------------------------------------------------------------------------
Black Box Corp.                                                                1,100             40,645
-----------------------------------------------------------------------------------------------------------
Brocade Communications Systems, Inc. 1                                        76,300            431,095
-----------------------------------------------------------------------------------------------------------
Brooktrout, Inc. 1                                                             1,900             17,214
-----------------------------------------------------------------------------------------------------------
C-COR.net Corp. 1                                                              2,400             20,280
-----------------------------------------------------------------------------------------------------------
Comverse Technology, Inc. 1                                                    5,900            111,097
-----------------------------------------------------------------------------------------------------------
Digi International, Inc. 1                                                    12,700            145,161
-----------------------------------------------------------------------------------------------------------
Ditech Communications Corp. 1                                                 16,000            358,240
-----------------------------------------------------------------------------------------------------------
Extreme Networks, Inc. 1                                                       4,200             18,690
-----------------------------------------------------------------------------------------------------------
F5 Networks, Inc. 1                                                            3,400            103,564
-----------------------------------------------------------------------------------------------------------
Harris Corp.                                                                   4,100            225,254
-----------------------------------------------------------------------------------------------------------
Inter-Tel, Inc.                                                                  700             15,134
-----------------------------------------------------------------------------------------------------------
InterDigital Communications Corp. 1                                           11,400            186,048
-----------------------------------------------------------------------------------------------------------
Mobility Electronics, Inc. 1                                                   1,400             11,536
-----------------------------------------------------------------------------------------------------------
Netgear, Inc. 1                                                                2,000             24,440
-----------------------------------------------------------------------------------------------------------
NMS Communications Corp. 1                                                     3,500             17,080
-----------------------------------------------------------------------------------------------------------
Packeteer, Inc. 1                                                             13,400            144,854
-----------------------------------------------------------------------------------------------------------
Paradyne Networks, Inc. 1                                                     19,000             87,400
-----------------------------------------------------------------------------------------------------------
Performance Technologies, Inc. 1                                               8,500             53,720
-----------------------------------------------------------------------------------------------------------
Plantronics, Inc.                                                              4,800            207,552
-----------------------------------------------------------------------------------------------------------
Polycom, Inc. 1                                                                3,900             77,298
-----------------------------------------------------------------------------------------------------------
Scientific-Atlanta, Inc.                                                       8,600            222,912
-----------------------------------------------------------------------------------------------------------
SeaChange International, Inc. 1                                                8,700            139,113
-----------------------------------------------------------------------------------------------------------
SpectraLink Corp.                                                              1,200             11,400
-----------------------------------------------------------------------------------------------------------
Sycamore Networks, Inc. 1                                                      7,800             29,484
-----------------------------------------------------------------------------------------------------------
Symmetricom, Inc. 1                                                           17,400            164,604
-----------------------------------------------------------------------------------------------------------
Tellabs, Inc. 1                                                               12,200            112,118
-----------------------------------------------------------------------------------------------------------
ViaSat, Inc. 1                                                                 1,700             34,170
                                                                                        ------------------
                                                                                              3,382,885
-----------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.8%
Advanced Digital Information Corp. 1                                           3,600             31,320
-----------------------------------------------------------------------------------------------------------
Electronics for Imaging, Inc. 1                                                8,300            134,792
-----------------------------------------------------------------------------------------------------------
Hutchinson Technology, Inc. 1                                                    900             24,057
-----------------------------------------------------------------------------------------------------------
InFocus Corp. 1                                                                7,400             67,784
-----------------------------------------------------------------------------------------------------------
NCR Corp. 1                                                                    5,700            282,663
-----------------------------------------------------------------------------------------------------------
Novatel Wireless, Inc. 1                                                       3,600             84,600
-----------------------------------------------------------------------------------------------------------
Presstek, Inc. 1                                                               7,000             67,690
-----------------------------------------------------------------------------------------------------------
Rimage Corp. 1                                                                   400              5,600
-----------------------------------------------------------------------------------------------------------
SBS Technologies, Inc. 1                                                       6,100             74,420
-----------------------------------------------------------------------------------------------------------
Storage Technology Corp. 1                                                     7,800            197,028
-----------------------------------------------------------------------------------------------------------
Stratasys, Inc. 1                                                              2,400             75,732
-----------------------------------------------------------------------------------------------------------
Synaptics, Inc. 1                                                             10,200            205,632
                                                                                        ------------------
                                                                                              1,251,318
-----------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--3.8%
Aeroflex, Inc. 1                                                               4,400             46,508
-----------------------------------------------------------------------------------------------------------
Agilysys, Inc.                                                                10,100            174,629
-----------------------------------------------------------------------------------------------------------
Amphenol Corp., Cl. A1                                                         4,000            137,040
-----------------------------------------------------------------------------------------------------------
Anixter International, Inc.                                                   13,300            466,697
-----------------------------------------------------------------------------------------------------------
Arrow Electronics, Inc. 1                                                      1,900             42,902
-----------------------------------------------------------------------------------------------------------
Avnet, Inc. 1                                                                  4,100             70,192
-----------------------------------------------------------------------------------------------------------
AVX Corp.                                                                     10,900            129,165
-----------------------------------------------------------------------------------------------------------
BEI Technologies, Inc.                                                         7,100            194,540
-----------------------------------------------------------------------------------------------------------
Belden CDT, Inc. 1                                                             1,500             32,700
-----------------------------------------------------------------------------------------------------------
Benchmark Electronics, Inc. 1                                                  6,400            190,720
-----------------------------------------------------------------------------------------------------------
Brightpoint, Inc. 1                                                            8,600            147,920
-----------------------------------------------------------------------------------------------------------
Cogent, Inc. 1                                                                 6,000            109,320
-----------------------------------------------------------------------------------------------------------
Cognex Corp.                                                                  13,600            356,320
-----------------------------------------------------------------------------------------------------------
Coherent, Inc. 1                                                               4,200            108,948
-----------------------------------------------------------------------------------------------------------
CTS Corp.                                                                        600              7,560
-----------------------------------------------------------------------------------------------------------
CyberOptics Corp. 1                                                              800             12,352
-----------------------------------------------------------------------------------------------------------
Daktronics, Inc. 1                                                             2,200             53,790
-----------------------------------------------------------------------------------------------------------
Dionex Corp. 1                                                                 3,800            207,860
-----------------------------------------------------------------------------------------------------------
Electro Scientific Industries, Inc. 1                                         11,000            190,850
-----------------------------------------------------------------------------------------------------------
Excel Technology, Inc. 1                                                       1,200             30,984
-----------------------------------------------------------------------------------------------------------
GTSI Corp. 1                                                                     300              2,637
-----------------------------------------------------------------------------------------------------------
Hypercom Corp. 1                                                              13,600            100,368
-----------------------------------------------------------------------------------------------------------
Identix, Inc. 1                                                                5,700             37,962
-----------------------------------------------------------------------------------------------------------
Ingram Micro, Inc., Cl. A 1                                                   11,000            177,100
-----------------------------------------------------------------------------------------------------------
Jabil Circuit, Inc. 1                                                          6,200            142,600
-----------------------------------------------------------------------------------------------------------
Keithley Instruments, Inc.                                                     4,600             80,270
-----------------------------------------------------------------------------------------------------------
Landauer, Inc.                                                                   400             18,772
-----------------------------------------------------------------------------------------------------------
LeCroy Corp. 1                                                                 1,800             30,078
-----------------------------------------------------------------------------------------------------------
Littlefuse, Inc. 1                                                             8,000            276,240
-----------------------------------------------------------------------------------------------------------
Maxwell Technologies, Inc. 1                                                   1,400             14,434
-----------------------------------------------------------------------------------------------------------
Measurement Specialties, Inc. 1                                                4,000             99,400
-----------------------------------------------------------------------------------------------------------
Merix Corp. 1                                                                  1,200             12,432
-----------------------------------------------------------------------------------------------------------
MTS Systems Corp.                                                              5,100            108,375
-----------------------------------------------------------------------------------------------------------
Nu Horizons Electronics Corp. 1                                                  400              2,540
-----------------------------------------------------------------------------------------------------------
Paxar Corp. 1                                                                 19,400            439,992
-----------------------------------------------------------------------------------------------------------
PC Connection, Inc. 1                                                          5,000             34,350
-----------------------------------------------------------------------------------------------------------
Planar Systems, Inc. 1                                                         8,500             95,285
-----------------------------------------------------------------------------------------------------------
Rofin-Sinar Technologies, Inc. 1                                               1,100             32,318
-----------------------------------------------------------------------------------------------------------
Rogers Corp. 1                                                                 2,200             93,478
-----------------------------------------------------------------------------------------------------------
Sanmina-SCI Corp. 1                                                           30,600            215,730
-----------------------------------------------------------------------------------------------------------
ScanSource, Inc. 1                                                             4,700            299,860
-----------------------------------------------------------------------------------------------------------
Symbol Technologies, Inc.                                                      8,100            102,384
-----------------------------------------------------------------------------------------------------------
Taser International, Inc. 1                                                    1,900             71,345
-----------------------------------------------------------------------------------------------------------
Tech Data Corp. 1                                                              6,100            235,155
-----------------------------------------------------------------------------------------------------------
Technitrol, Inc. 1                                                             3,100             60,450
-----------------------------------------------------------------------------------------------------------
Tektronix, Inc.                                                                8,100            269,325
-----------------------------------------------------------------------------------------------------------
Trimble Navigation Ltd. 1                                                      8,850            279,660
-----------------------------------------------------------------------------------------------------------
TTM Technologies, Inc. 1                                                       2,900             25,781
-----------------------------------------------------------------------------------------------------------
Vishay Intertechnology, Inc. 1                                                 2,800             36,120
-----------------------------------------------------------------------------------------------------------
Zygo Corp. 1                                                                   3,700             37,481
                                                                                        ------------------
                                                                                              6,142,919

-----------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--2.4%
Akamai Technologies, Inc. 1                                                    6,200             87,110
-----------------------------------------------------------------------------------------------------------
Chordiant Software, Inc. 1                                                     3,900             11,349
-----------------------------------------------------------------------------------------------------------
Corillian Corp. 1                                                             15,000             69,150
-----------------------------------------------------------------------------------------------------------
Covansys Corp. 1                                                               4,700             54,238
-----------------------------------------------------------------------------------------------------------
CyberSource Corp. 1                                                            7,300             35,259
-----------------------------------------------------------------------------------------------------------
Digital River, Inc. 1                                                          3,800            113,164
-----------------------------------------------------------------------------------------------------------
Digitas, Inc. 1                                                               10,441             80,709
-----------------------------------------------------------------------------------------------------------
DoubleClick, Inc. 1                                                           10,100             59,691
-----------------------------------------------------------------------------------------------------------
EarthLink, Inc. 1                                                             42,800            440,840
-----------------------------------------------------------------------------------------------------------
Embarcadero Technologies, Inc. 1                                               4,800             40,608
-----------------------------------------------------------------------------------------------------------
InfoSpace, Inc. 1                                                             10,200            483,378
-----------------------------------------------------------------------------------------------------------
Internet Security Systems, Inc. 1                                             23,600            401,200
-----------------------------------------------------------------------------------------------------------
j2 Global Communications, Inc. 1                                               3,200            101,088
-----------------------------------------------------------------------------------------------------------
Keynote Systems, Inc. 1                                                        2,700             38,232
-----------------------------------------------------------------------------------------------------------
MarketWatch, Inc. 1                                                              400              4,996
-----------------------------------------------------------------------------------------------------------
MatrixOne, Inc. 1                                                              3,100             15,686
-----------------------------------------------------------------------------------------------------------
MicroStrategy, Inc., Cl. A 1                                                   3,400            139,706
-----------------------------------------------------------------------------------------------------------
Modem Media, Inc. 1                                                            4,100             22,058
-----------------------------------------------------------------------------------------------------------
Retek, Inc. 1                                                                  3,300             15,048
-----------------------------------------------------------------------------------------------------------
S1 Corp. 1                                                                    20,200            161,196
-----------------------------------------------------------------------------------------------------------
Selectica, Inc. 1                                                              3,400             12,886
-----------------------------------------------------------------------------------------------------------
SonicWALL, Inc. 1                                                              8,800             59,488
-----------------------------------------------------------------------------------------------------------
SupportSoft, Inc. 1                                                            8,200             79,868
-----------------------------------------------------------------------------------------------------------
United Online, Inc. 1                                                         24,200            232,804
-----------------------------------------------------------------------------------------------------------
ValueClick, Inc. 1                                                            20,100            189,744
-----------------------------------------------------------------------------------------------------------
VeriSign, Inc. 1                                                              11,700            232,596
-----------------------------------------------------------------------------------------------------------
Vitria Technology, Inc. 1                                                        100                311
-----------------------------------------------------------------------------------------------------------
WebEx Communications, Inc. 1                                                  11,100            242,202
-----------------------------------------------------------------------------------------------------------
Websense, Inc. 1                                                              12,000            500,040
                                                                                        ------------------
                                                                                              3,924,645
-----------------------------------------------------------------------------------------------------------
IT SERVICES--1.7%
Acxiom Corp.                                                                  14,900            353,726
-----------------------------------------------------------------------------------------------------------
American Software, Inc.                                                        2,700             16,254
-----------------------------------------------------------------------------------------------------------
Answerthink, Inc. 1                                                            8,700             46,545
-----------------------------------------------------------------------------------------------------------
Anteon International Corp. 1                                                   3,900            142,935
-----------------------------------------------------------------------------------------------------------
Aquantive, Inc. 1                                                              4,400             42,460
-----------------------------------------------------------------------------------------------------------
BISYS Group, Inc. (The) 1                                                      5,600             81,816
-----------------------------------------------------------------------------------------------------------
Carreker Corp. 1                                                                 900              6,849
-----------------------------------------------------------------------------------------------------------
CheckFree Corp. 1                                                              6,300            174,321
-----------------------------------------------------------------------------------------------------------
Convergys Corp. 1                                                                800             10,744
-----------------------------------------------------------------------------------------------------------
CSG Systems International, Inc. 1                                             22,300            343,643
-----------------------------------------------------------------------------------------------------------
eFunds Corp. 1                                                                 2,300             42,757
-----------------------------------------------------------------------------------------------------------
Euronet Worldwide, Inc. 1                                                      1,400             26,208
-----------------------------------------------------------------------------------------------------------
Infocrossing, Inc. 1                                                             300              4,745
-----------------------------------------------------------------------------------------------------------
Information Resources, Inc. 1                                                  3,500              9,520
-----------------------------------------------------------------------------------------------------------
infoUSA, Inc. 1                                                               17,900            159,489
-----------------------------------------------------------------------------------------------------------
Integral Systems, Inc.                                                           100              1,951
-----------------------------------------------------------------------------------------------------------
iPayment Holdings, Inc. 1                                                        800             32,128
-----------------------------------------------------------------------------------------------------------
Keane, Inc. 1                                                                  5,500             84,480
-----------------------------------------------------------------------------------------------------------
Lawson Software, Inc. 1                                                       23,100            129,360
-----------------------------------------------------------------------------------------------------------
Manhattan Associates, Inc. 1                                                   3,200             78,144
-----------------------------------------------------------------------------------------------------------
ManTech International Corp. 1                                                  3,400             63,648
-----------------------------------------------------------------------------------------------------------
MPS Group, Inc. 1                                                             15,200            127,832
-----------------------------------------------------------------------------------------------------------
National Processing, Inc. 1                                                    3,900            103,428
-----------------------------------------------------------------------------------------------------------
Perot Systems Corp., Cl. A 1                                                   7,200            115,632
-----------------------------------------------------------------------------------------------------------
Sabre Holdings Corp.                                                           8,700            213,411
-----------------------------------------------------------------------------------------------------------
Sapient Corp. 1                                                               23,700            180,831
-----------------------------------------------------------------------------------------------------------
SRA International, Inc., Cl. A 1                                               2,900            149,524
-----------------------------------------------------------------------------------------------------------
SS&C Technologies, Inc.                                                        4,500             87,885
                                                                                        ------------------
                                                                                              2,830,266
-----------------------------------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.1%
TransAct Technologies, Inc. 1                                                  3,250             84,013
-----------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.2%
Actel Corp. 1                                                                  6,100             92,720
-----------------------------------------------------------------------------------------------------------
ADE Corp. 1                                                                    4,000             68,140
-----------------------------------------------------------------------------------------------------------
Atheros Communications, Inc. 1                                                 1,900             19,380
-----------------------------------------------------------------------------------------------------------
Atmel Corp. 1                                                                 53,200            192,584
-----------------------------------------------------------------------------------------------------------
ATMI, Inc. 1                                                                   1,600             32,768
-----------------------------------------------------------------------------------------------------------
Axcelis Technologies, Inc. 1                                                   9,500             78,660
-----------------------------------------------------------------------------------------------------------
Cabot Microelectronics Corp. 1                                                 6,700            242,875
-----------------------------------------------------------------------------------------------------------
Cirrus Logic, Inc. 1                                                          19,100             91,107
-----------------------------------------------------------------------------------------------------------
Cohu, Inc.                                                                     1,200             17,736
-----------------------------------------------------------------------------------------------------------
Cree, Inc. 1                                                                  14,000            427,420
-----------------------------------------------------------------------------------------------------------
Cypress Semiconductor Corp. 1                                                  7,300             64,532
-----------------------------------------------------------------------------------------------------------
Diodes, Inc. 1                                                                 2,450             63,112
-----------------------------------------------------------------------------------------------------------
DSP Group, Inc. 1                                                              4,000             84,200
-----------------------------------------------------------------------------------------------------------
Entegris, Inc. 1                                                              11,800             98,412
-----------------------------------------------------------------------------------------------------------
Exar Corp. 1                                                                   4,100             58,056
-----------------------------------------------------------------------------------------------------------
Fairchild Semiconductor International, Inc., Cl. A 1                           7,600            107,692
-----------------------------------------------------------------------------------------------------------
Integrated Circuit Systems, Inc. 1                                             3,400             73,100
-----------------------------------------------------------------------------------------------------------
Integrated Device Technology, Inc. 1                                          21,000            200,130
-----------------------------------------------------------------------------------------------------------
International Rectifier Corp. 1                                                4,600            157,780
-----------------------------------------------------------------------------------------------------------
Intersil Corp., Cl. A                                                          9,800            156,114
-----------------------------------------------------------------------------------------------------------
Lam Research Corp. 1                                                           2,200             48,136
-----------------------------------------------------------------------------------------------------------
Lattice Semiconductor Corp. 1                                                  3,400             16,694
-----------------------------------------------------------------------------------------------------------
LSI Logic Corp. 1                                                             21,600             93,096
-----------------------------------------------------------------------------------------------------------
MEMC Electronic Materials, Inc. 1                                              4,100             34,768
-----------------------------------------------------------------------------------------------------------
Micrel, Inc. 1                                                                35,400            368,514
-----------------------------------------------------------------------------------------------------------
Microsemi Corp. 1                                                             31,600            445,560
-----------------------------------------------------------------------------------------------------------
Microtune, Inc. 1                                                              4,700             24,816
-----------------------------------------------------------------------------------------------------------
Mindspeed Technologies, Inc. 1                                                13,000             26,000
-----------------------------------------------------------------------------------------------------------
Mykrolis Corp. 1                                                               1,400             14,098
-----------------------------------------------------------------------------------------------------------
Novellus Systems, Inc. 1                                                       4,100            109,019
-----------------------------------------------------------------------------------------------------------
OmniVision Technologies, Inc. 1                                                8,200            116,030
-----------------------------------------------------------------------------------------------------------
Photronics, Inc. 1                                                             6,100            101,382
-----------------------------------------------------------------------------------------------------------
Pixelworks, Inc. 1                                                             8,900             89,089
-----------------------------------------------------------------------------------------------------------
PLX Technology, Inc. 1                                                         2,000             14,420
-----------------------------------------------------------------------------------------------------------
Power Integrations, Inc. 1                                                     4,200             85,806
-----------------------------------------------------------------------------------------------------------
RF Micro Devices, Inc. 1                                                      29,100            184,494
-----------------------------------------------------------------------------------------------------------
Rudolph Technologies, Inc. 1                                                   1,300             21,762
-----------------------------------------------------------------------------------------------------------
Semtech Corp. 1                                                               11,300            216,621
-----------------------------------------------------------------------------------------------------------
Silicon Image, Inc. 1                                                         27,400            346,336
-----------------------------------------------------------------------------------------------------------
Silicon Storage Technology, Inc. 1                                             3,400             21,658
-----------------------------------------------------------------------------------------------------------
Siliconix, Inc. 1                                                                300             10,749
-----------------------------------------------------------------------------------------------------------
Skyworks Solutions, Inc. 1                                                    10,200             96,900
-----------------------------------------------------------------------------------------------------------
Teradyne, Inc. 1                                                               7,900            105,860
-----------------------------------------------------------------------------------------------------------
Trident Microsystems, Inc. 1                                                   2,200             22,154
-----------------------------------------------------------------------------------------------------------
Ultra Clean Holdings, Inc. 1                                                   2,600             11,128
-----------------------------------------------------------------------------------------------------------
Ultratech, Inc. 1                                                              3,800             59,546
-----------------------------------------------------------------------------------------------------------
Varian Semiconductor Equipment Associates, Inc. 1                              2,500             77,250
-----------------------------------------------------------------------------------------------------------
Vitesse Semiconductor Corp. 1                                                  8,300             22,659
-----------------------------------------------------------------------------------------------------------
ZiLOG, Inc. 1                                                                    200              1,154
                                                                                        ------------------
                                                                                              5,112,217
-----------------------------------------------------------------------------------------------------------
SOFTWARE--4.8%
Activision, Inc. 1                                                             9,950            138,007
-----------------------------------------------------------------------------------------------------------
Actuate Corp. 1                                                                4,400             15,532
-----------------------------------------------------------------------------------------------------------
Agile Software Corp. 1                                                         1,900             15,067
-----------------------------------------------------------------------------------------------------------
Ansoft Corp. 1                                                                 2,700             42,930
-----------------------------------------------------------------------------------------------------------
Ansys, Inc. 1                                                                  9,100            452,543
-----------------------------------------------------------------------------------------------------------
Ascential Software Corp. 1                                                     4,800             64,656
-----------------------------------------------------------------------------------------------------------
Aspen Technology, Inc. 1                                                       3,700             25,863
-----------------------------------------------------------------------------------------------------------
Autodesk, Inc.                                                                 5,600            272,328
-----------------------------------------------------------------------------------------------------------
BEA Systems, Inc. 1                                                           14,900            102,959
-----------------------------------------------------------------------------------------------------------
BMC Software, Inc. 1                                                          13,700            216,597
-----------------------------------------------------------------------------------------------------------
Borland Software Corp. 1                                                      13,000            108,550
-----------------------------------------------------------------------------------------------------------
Catapult Communications Corp. 1                                                1,400             26,376
-----------------------------------------------------------------------------------------------------------
CCC Information Services Group, Inc. 1                                           359              6,351
-----------------------------------------------------------------------------------------------------------
Compuware Corp. 1                                                             43,900            226,085
-----------------------------------------------------------------------------------------------------------
Concur Technologies, Inc. 1                                                    1,300             13,637
-----------------------------------------------------------------------------------------------------------
Entrust Technologies, Inc. 1                                                  19,100             48,323
-----------------------------------------------------------------------------------------------------------
Epicor Software Corp. 1                                                        2,900             34,887
-----------------------------------------------------------------------------------------------------------
ePlus, inc. 1                                                                  1,300             13,599
-----------------------------------------------------------------------------------------------------------
FactSet Research Systems, Inc.                                                 7,400            356,680
-----------------------------------------------------------------------------------------------------------
FileNet Corp. 1                                                               12,300            214,758
-----------------------------------------------------------------------------------------------------------
Hyperion Solutions Corp. 1                                                     5,200            176,748
-----------------------------------------------------------------------------------------------------------
Informatica Corp. 1                                                            5,800             33,930
-----------------------------------------------------------------------------------------------------------
InterVoice-Brite, Inc. 1                                                       7,100             76,467
-----------------------------------------------------------------------------------------------------------
Kronos, Inc. 1                                                                 8,250            365,393
-----------------------------------------------------------------------------------------------------------
Macrovision Corp. 1                                                           15,700            378,056
-----------------------------------------------------------------------------------------------------------
Manugistics Group, Inc. 1                                                      6,200             14,756
-----------------------------------------------------------------------------------------------------------
McAfee, Inc. 1                                                                10,100            203,010
-----------------------------------------------------------------------------------------------------------
Micromuse, Inc. 1                                                              1,500              5,520
-----------------------------------------------------------------------------------------------------------
MICROS Systems, Inc. 1                                                           300             15,021
-----------------------------------------------------------------------------------------------------------
Mobius Management Systems, Inc. 1                                              3,400             30,770
-----------------------------------------------------------------------------------------------------------
MRO Software, Inc. 1                                                           3,900             39,000
-----------------------------------------------------------------------------------------------------------
NetIQ Corp. 1                                                                  4,200             44,940
-----------------------------------------------------------------------------------------------------------
Open Solutions, Inc. 1                                                           400              9,988
-----------------------------------------------------------------------------------------------------------
OPNET Technologies, Inc. 1                                                     1,300             13,338
-----------------------------------------------------------------------------------------------------------
PalmSource, Inc. 1                                                             5,900            122,366
-----------------------------------------------------------------------------------------------------------
Parametric Technology Corp. 1                                                 59,900            316,272
-----------------------------------------------------------------------------------------------------------
Pervasive Software, Inc. 1                                                       100                599
-----------------------------------------------------------------------------------------------------------
Progress Software Corp. 1                                                      5,700            113,430
-----------------------------------------------------------------------------------------------------------
Quality Systems, Inc. 1                                                        2,200            111,122
-----------------------------------------------------------------------------------------------------------
Quest Software, Inc. 1                                                         9,900            110,088
-----------------------------------------------------------------------------------------------------------
RSA Security, Inc. 1                                                          23,100            445,830
-----------------------------------------------------------------------------------------------------------
SERENA Software, Inc. 1                                                        2,600             43,498
-----------------------------------------------------------------------------------------------------------
Siebel Systems, Inc. 1                                                        19,500            147,030
-----------------------------------------------------------------------------------------------------------
SoftBrands, Inc. 1                                                               100                112
-----------------------------------------------------------------------------------------------------------
Sonic Solutions, Inc. 1                                                        5,600             91,392
-----------------------------------------------------------------------------------------------------------
Sybase, Inc. 1                                                                18,900            260,631
-----------------------------------------------------------------------------------------------------------
Synopsys, Inc. 1                                                               7,700            121,891
-----------------------------------------------------------------------------------------------------------
Synplicity, Inc. 1                                                               900              4,644
-----------------------------------------------------------------------------------------------------------
Take-Two Interactive Software, Inc. 1                                         10,100            331,785
-----------------------------------------------------------------------------------------------------------
THQ, Inc. 1                                                                   17,400            338,604
-----------------------------------------------------------------------------------------------------------
TIBCO Software, Inc. 1                                                        55,900            475,709
-----------------------------------------------------------------------------------------------------------
Transaction Systems Architects, Inc., Cl. A 1                                  8,600            159,831
-----------------------------------------------------------------------------------------------------------
Ulticom, Inc. 1                                                                8,600            127,022
-----------------------------------------------------------------------------------------------------------
Verint Systems, Inc. 1                                                         1,100             40,524
-----------------------------------------------------------------------------------------------------------
Verity, Inc. 1                                                                 9,400            121,072
-----------------------------------------------------------------------------------------------------------
Wind River Systems, Inc. 1                                                    33,800            412,360
-----------------------------------------------------------------------------------------------------------
Witness Systems, Inc. 1                                                        7,900            126,953
                                                                                        ------------------
                                                                                              7,825,430
-----------------------------------------------------------------------------------------------------------
MATERIALS--6.2%
-----------------------------------------------------------------------------------------------------------
CHEMICALS--2.2%
Airgas, Inc.                                                                   1,300             31,291
-----------------------------------------------------------------------------------------------------------
Albemarle Corp.                                                                4,100            143,869
-----------------------------------------------------------------------------------------------------------
American Vanguard Corp.                                                          700             25,018
-----------------------------------------------------------------------------------------------------------
Cabot Corp.                                                                    9,400            362,558
-----------------------------------------------------------------------------------------------------------
Cambrex Corp.                                                                  2,300             50,485
-----------------------------------------------------------------------------------------------------------
Compass Minerals International, Inc.                                           1,100             24,420
-----------------------------------------------------------------------------------------------------------
Cytec Industries, Inc.                                                         3,300            161,535
-----------------------------------------------------------------------------------------------------------
Eastman Chemical Co.                                                           3,500            166,425
-----------------------------------------------------------------------------------------------------------
Engelhard Corp.                                                                5,300            150,255
-----------------------------------------------------------------------------------------------------------
FMC Corp. 1                                                                   12,500            607,125
-----------------------------------------------------------------------------------------------------------
Georgia Gulf Corp.                                                             9,300            414,689
-----------------------------------------------------------------------------------------------------------
Great Lakes Chemical Corp.                                                     9,200            235,520
-----------------------------------------------------------------------------------------------------------
Lubrizol Corp. (The)                                                           1,000             34,600
-----------------------------------------------------------------------------------------------------------
MacDermid, Inc.                                                                8,300            240,368
-----------------------------------------------------------------------------------------------------------
Minerals Technologies, Inc.                                                    2,400            141,264
-----------------------------------------------------------------------------------------------------------
NOVA Chemicals Corp.                                                           2,100             81,270
-----------------------------------------------------------------------------------------------------------
Octel Corp.                                                                    1,100             23,364
-----------------------------------------------------------------------------------------------------------
OM Group, Inc. 1                                                               4,200            153,552
-----------------------------------------------------------------------------------------------------------
Omnova Solutions, Inc. 1                                                       4,200             25,326
-----------------------------------------------------------------------------------------------------------
Schulman (A.), Inc.                                                            2,400             52,896
-----------------------------------------------------------------------------------------------------------
Scotts Co. (The), Cl. A 1                                                        500             32,075
-----------------------------------------------------------------------------------------------------------
Stepan Co.                                                                     1,400             33,306
-----------------------------------------------------------------------------------------------------------
Terra Industries, Inc. 1                                                      15,300            132,498
-----------------------------------------------------------------------------------------------------------
Valspar Corp. (The)                                                            1,100             51,348
-----------------------------------------------------------------------------------------------------------
Westlake Chemical Corp. 1                                                      7,400            165,020
                                                                                        ------------------
                                                                                              3,540,077
-----------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.5%
Eagle Materials, Inc.                                                          5,400            385,020
-----------------------------------------------------------------------------------------------------------
Lafarge North America, Inc.                                                    1,000             46,890
-----------------------------------------------------------------------------------------------------------
Martin Marietta Materials, Inc.                                                3,400            153,918
-----------------------------------------------------------------------------------------------------------
Texas Industries, Inc.                                                         1,500             77,160
-----------------------------------------------------------------------------------------------------------
Vulcan Materials Co.                                                           3,800            193,610
                                                                                        ------------------
                                                                                                856,598
-----------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--1.2%
AptarGroup, Inc.                                                               6,100            268,217
-----------------------------------------------------------------------------------------------------------
Ball Corp.                                                                     4,000            149,720
-----------------------------------------------------------------------------------------------------------
Caraustar Industries, Inc. 1                                                   1,600             26,832
-----------------------------------------------------------------------------------------------------------
Crown Holdings, Inc. 1                                                        26,800            276,308
-----------------------------------------------------------------------------------------------------------
Graphic Packaging Corp. 1                                                        800              5,184
-----------------------------------------------------------------------------------------------------------
Greif, Inc., Cl. A                                                             3,800            160,170
-----------------------------------------------------------------------------------------------------------
Owens-Illinois, Inc. 1                                                        18,600            297,600
-----------------------------------------------------------------------------------------------------------
Packaging Corp. of America                                                     3,400             83,198
-----------------------------------------------------------------------------------------------------------
Packaging Dynamics Corp.                                                         760             10,868
-----------------------------------------------------------------------------------------------------------
Rock-Tenn Co., Cl. A                                                           3,200             50,368
-----------------------------------------------------------------------------------------------------------
Silgan Holdings, Inc.                                                         10,000            463,000
-----------------------------------------------------------------------------------------------------------
Smurfit-Stone Container Corp.                                                  3,500             67,795
-----------------------------------------------------------------------------------------------------------
Sonoco Products Co.                                                            3,000             79,320
-----------------------------------------------------------------------------------------------------------
Temple-Inland, Inc.                                                              800             53,720
                                                                                        ------------------
                                                                                              1,992,300
-----------------------------------------------------------------------------------------------------------
METALS & MINING--1.5%
AK Steel Holding Corp. 1                                                      46,800            381,888
-----------------------------------------------------------------------------------------------------------
Amerigo Resources Ltd. 1                                                      16,000             25,115
-----------------------------------------------------------------------------------------------------------
Arch Coal, Inc.                                                                  300             10,647
-----------------------------------------------------------------------------------------------------------
Brush Engineered Materials, Inc. 1                                             1,500             31,065
-----------------------------------------------------------------------------------------------------------
Carpenter Technology Corp.                                                    11,300            539,462
-----------------------------------------------------------------------------------------------------------
Dynatec Corp. 1                                                               73,900             82,606
-----------------------------------------------------------------------------------------------------------
Goldcorp, Inc.                                                                 1,500             20,810
-----------------------------------------------------------------------------------------------------------
IMCO Recycling, Inc. 1                                                         1,800             20,520
-----------------------------------------------------------------------------------------------------------
Inmet Mining Corp. 1                                                           8,800            152,783
-----------------------------------------------------------------------------------------------------------
Meridian Gold, Inc. 1                                                            900             14,983
-----------------------------------------------------------------------------------------------------------
Metal Management, Inc. 1                                                         600             10,908
-----------------------------------------------------------------------------------------------------------
Metals USA, Inc. 1                                                               400              7,096
-----------------------------------------------------------------------------------------------------------
Oregon Steel Mills, Inc. 1                                                     1,200             19,956
-----------------------------------------------------------------------------------------------------------
Quanex Corp.                                                                   1,300             66,664
-----------------------------------------------------------------------------------------------------------
Schnitzer Steel Industries, Inc.                                               4,000            129,400
-----------------------------------------------------------------------------------------------------------
Southern Peru Copper Corp.                                                     4,300            222,138
-----------------------------------------------------------------------------------------------------------
Steel Technologies, Inc.                                                       6,200            158,825
-----------------------------------------------------------------------------------------------------------
Titanium Metals Corp. 1                                                        1,400             32,844
-----------------------------------------------------------------------------------------------------------
United States Steel Corp.                                                      3,900            146,718
-----------------------------------------------------------------------------------------------------------
Wheaton River Materials Ltd.                                                  16,100             50,671
-----------------------------------------------------------------------------------------------------------
Worthington Industries, Inc.                                                   9,700            207,095
                                                                                        ------------------
                                                                                              2,332,194
-----------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.8%
Deltic Timber Corp.                                                              400             15,916
-----------------------------------------------------------------------------------------------------------
Glatfelter                                                                     5,500             68,145
-----------------------------------------------------------------------------------------------------------
Louisiana-Pacific Corp.                                                       19,600            508,620
-----------------------------------------------------------------------------------------------------------
Pope & Talbot, Inc.                                                            5,400             95,040
-----------------------------------------------------------------------------------------------------------
Potlatch Corp.                                                                10,300            482,143
-----------------------------------------------------------------------------------------------------------
Wausau-Mosinee Paper Corp.                                                     6,500            108,225
                                                                                        ------------------
                                                                                              1,278,089
-----------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--0.6%
-----------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.2%
Alaska Communications Systems Group, Inc. 1                                      200              1,120
-----------------------------------------------------------------------------------------------------------
CenturyTel, Inc.                                                               6,500            222,560
-----------------------------------------------------------------------------------------------------------
Commonwealth Telephone Enterprises, Inc. 1                                     1,400             60,970
-----------------------------------------------------------------------------------------------------------
CT Communications, Inc.                                                        3,000             41,370
-----------------------------------------------------------------------------------------------------------
D&E Communications, Inc.                                                         300              3,450
-----------------------------------------------------------------------------------------------------------
North Pittsburgh Systems, Inc.                                                 4,400             91,124
-----------------------------------------------------------------------------------------------------------
Shenandoah Telecommunications Co.                                                600             15,366
-----------------------------------------------------------------------------------------------------------
Teleglobe International Holdings Ltd. 1                                          500              1,735
                                                                                        ------------------
                                                                                                437,695
-----------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.4%
@Road, Inc. 1                                                                  5,000             21,100
-----------------------------------------------------------------------------------------------------------
AirGate PCS, Inc. 1                                                            1,000             19,600
-----------------------------------------------------------------------------------------------------------
Alamosa Holdings, Inc. 1                                                      11,100             84,804
-----------------------------------------------------------------------------------------------------------
Arch Wireless, Inc., Cl. A 1                                                   3,800            109,174
-----------------------------------------------------------------------------------------------------------
Boston Communications Group, Inc. 1                                              400              3,508
-----------------------------------------------------------------------------------------------------------
JAMDAT Mobile, Inc. 1                                                          1,700             39,219
-----------------------------------------------------------------------------------------------------------
SBA Communications Corp. 1                                                     4,800             33,600
-----------------------------------------------------------------------------------------------------------
Telephone & Data Systems, Inc.                                                 2,100            176,757
-----------------------------------------------------------------------------------------------------------
UbiquiTel, Inc. 1                                                              2,800             11,200
-----------------------------------------------------------------------------------------------------------
United States Cellular Corp. 1                                                 2,400            103,560
                                                                                        ------------------
                                                                                                602,522
-----------------------------------------------------------------------------------------------------------
UTILITIES--1.2%
-----------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.9%
Allegheny Energy, Inc. 1                                                       1,700             27,132
-----------------------------------------------------------------------------------------------------------
ALLETE, Inc.                                                                   1,500             48,750
-----------------------------------------------------------------------------------------------------------
Canadian Hydro Developers, Inc. 1                                             14,000             30,522
-----------------------------------------------------------------------------------------------------------
CH Energy Group, Inc.                                                          5,200            238,160
-----------------------------------------------------------------------------------------------------------
CMS Energy Corp. 1                                                            30,100            286,552
-----------------------------------------------------------------------------------------------------------
Duquesne Light Holdings, Inc.                                                  4,300             77,228
-----------------------------------------------------------------------------------------------------------
El Paso Electric Co. 1                                                         5,300             85,171
-----------------------------------------------------------------------------------------------------------
Green Mountain Power Corp.                                                       900             23,445
-----------------------------------------------------------------------------------------------------------
IDACORP, Inc.                                                                 10,500            305,130
-----------------------------------------------------------------------------------------------------------
Northeast Utilities Co.                                                        7,500            145,425
-----------------------------------------------------------------------------------------------------------
PNM Resources, Inc.                                                            4,400             99,044
-----------------------------------------------------------------------------------------------------------
Texas Genco Holdings, Inc.                                                     1,000             46,650
-----------------------------------------------------------------------------------------------------------
UIL Holdings Corp.                                                               300             14,757
                                                                                        ------------------
                                                                                              1,427,966
-----------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.3%
Chesapeake Utilities Corp.                                                       800             20,080
-----------------------------------------------------------------------------------------------------------
Energen Corp.                                                                  1,300             67,015
-----------------------------------------------------------------------------------------------------------
EnergySouth, Inc.                                                                 50              1,363
-----------------------------------------------------------------------------------------------------------
Laclede Group, Inc. (The)                                                      1,800             52,614
-----------------------------------------------------------------------------------------------------------
National Fuel Gas Co.                                                            100              2,833
-----------------------------------------------------------------------------------------------------------
New Jersey Resources Corp.                                                     4,700            194,580
-----------------------------------------------------------------------------------------------------------
Northwest Natural Gas Co.                                                      1,200             38,076
-----------------------------------------------------------------------------------------------------------
NUI Corp.                                                                      1,700             22,678
-----------------------------------------------------------------------------------------------------------
Southwest Gas Corp.                                                            3,000             71,850
-----------------------------------------------------------------------------------------------------------
WGL Holdings, Inc.                                                               700             19,782
                                                                                        ------------------
                                                                                                490,871
-----------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.0%
Avista Corp.                                                                   4,900             88,690
                                                                                        ------------------
Total Common Stocks (Cost $139,133,279)                                                     157,607,566
                                                                           Principal
                                                                              Amount              Value
-----------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--2.5%
Undivided interest of 0.28% in joint repurchase agreement
(Principal Amount/Value $1,446,038,000, with a maturity value of
$1,446,110,302) with UBS Warburg LLC, 1.80%, dated 9/30/04, to be repurchased at $4,057,203 on 10/1/04, collateralized by Federal
National Mortgage Assn., 5%, 3/1/34, with a value of
$1,477,979,332 (Cost $4,057,000)                                     $     4,057,000    $     4,057,000
-----------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $143,190,279)                                 99.7%       161,664,554
-----------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                  0.3            459,483
                                                                     -------------------------------------
Net Assets                                                                     100.0%   $   162,124,037
                                                                     =====================================



Footnotes to Statement of Investments

1. Non-income producing security.
2. Illiquid or restricted security. As of September 30, 2004, the Fund had restricted securities as follows:

                               ACQUISITION               VALUATION AS OF        UNREALIZED
SECURITY                              DATE      COST  SEPTEMBER 30, 2004      APPRECIATION
------------------------------------------------------------------------------------------
STOCKS AND/OR WARRANTS

Esprit Exploration Ltd.             6/4/02    19,418           $  33,109         $  13,691




SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of 60 days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FEDERAL TAX. The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $ 143,661,369
                                              =============

Gross unrealized appreciation                 $  21,585,679
Gross unrealized depreciation                    (3,582,494)
                                              =============
Net unrealized appreciation                   $  18,003,185
                                              =============

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of September 30, 2004,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      (a)   Exhibits attached hereto. (Attach certifications as exhibits)